Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® U.S. Bond Index Fund
November 30, 2022
ZUB-NPRT1-0123
1.9881609.105
Nonconvertible Bonds - 25.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
1.65% 2/1/28	200,000	171,693
2.25% 2/1/32	100,000	79,238
2.75% 6/1/31	401,000	337,072
3.1% 2/1/43	210,000	149,993
3.3% 2/1/52	350,000	242,861
3.5% 6/1/41	320,000	244,506
3.5% 9/15/53	1,009,000	712,474
3.55% 9/15/55	293,000	205,513
3.65% 6/1/51	220,000	161,123
3.65% 9/15/59	419,000	291,034
4.5% 5/15/35	220,000	201,602
4.65% 6/1/44	110,000	95,457
5.15% 3/15/42	236,000	218,320
5.45% 3/1/47	160,000	154,503
Bell Canada:
3.2% 2/15/52	100,000	67,962
4.464% 4/1/48	130,000	111,818
British Telecommunications PLC 9.625% 12/15/30	154,000	185,540
Deutsche Telekom International Financial BV 8.75% 6/15/30 (b)	210,000	250,237
Orange SA 5.375% 1/13/42	170,000	167,155
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	300,000	286,184
5.213% 3/8/47	160,000	130,735
Telefonica Europe BV 8.25% 9/15/30	508,000	574,396
TELUS Corp. 4.3% 6/15/49	100,000	82,628
Verizon Communications, Inc.:
1.5% 9/18/30	930,000	727,356
2.355% 3/15/32	615,000	493,679
2.987% 10/30/56	492,000	310,350
3.55% 3/22/51	500,000	369,984
4.016% 12/3/29	150,000	141,521
4.125% 3/16/27	60,000	58,856
4.272% 1/15/36	106,000	94,565
4.329% 9/21/28	270,000	262,488
4.4% 11/1/34	100,000	92,322
4.812% 3/15/39	780,000	723,520
5.012% 4/15/49	146,000	135,988
5.012% 8/21/54	214,000	198,650
5.25% 3/16/37	102,000	101,436
		8,832,759
Entertainment - 0.1%
Activision Blizzard, Inc. 2.5% 9/15/50	100,000	63,319
The Walt Disney Co.:
2% 9/1/29	40,000	33,863
2.65% 1/13/31	200,000	172,086
2.75% 9/1/49	160,000	108,036
3.5% 5/13/40	163,000	134,059
3.6% 1/13/51	60,000	47,214
3.7% 10/15/25	434,000	423,673
3.8% 5/13/60	60,000	47,574
4.75% 9/15/44	151,000	142,815
6.2% 12/15/34	150,000	163,940
		1,336,579
Interactive Media & Services - 0.2%
Alphabet, Inc.:
0.45% 8/15/25	100,000	90,282
1.1% 8/15/30	410,000	326,135
2.05% 8/15/50	340,000	213,795
Baidu, Inc.:
3.075% 4/7/25	210,000	197,927
4.375% 5/14/24	480,000	471,725
Meta Platforms, Inc.:
3.5% 8/15/27 (c)	470,000	441,679
3.85% 8/15/32 (c)	120,000	107,370
4.45% 8/15/52 (c)	300,000	246,519
		2,095,432
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	100,000	79,126
3.5% 6/1/41	280,000	189,274
3.75% 2/15/28	150,000	136,866
3.85% 4/1/61	300,000	184,947
3.95% 6/30/62	100,000	62,435
4.4% 4/1/33	140,000	122,712
4.4% 12/1/61	120,000	81,841
5.125% 7/1/49	200,000	158,373
5.375% 4/1/38	110,000	94,108
5.375% 5/1/47	100,000	82,729
5.5% 4/1/63	110,000	88,136
5.75% 4/1/48	250,000	215,073
6.834% 10/23/55	140,000	134,060
Comcast Corp.:
1.5% 2/15/31	295,000	232,890
1.95% 1/15/31	300,000	244,559
2.35% 1/15/27	1,380,000	1,265,450
2.45% 8/15/52	295,000	178,787
2.65% 2/1/30	100,000	87,302
2.8% 1/15/51	120,000	78,253
2.887% 11/1/51	273,000	182,116
2.937% 11/1/56	520,000	337,060
2.987% 11/1/63	160,000	101,222
3.45% 2/1/50	100,000	74,407
3.7% 4/15/24	100,000	98,586
3.999% 11/1/49	100,000	81,600
4.049% 11/1/52	15,000	12,201
4.15% 10/15/28	150,000	145,541
5.65% 6/15/35	476,000	499,718
7.05% 3/15/33	210,000	242,324
Discovery Communications LLC:
3.25% 4/1/23	176,000	174,206
3.625% 5/15/30	200,000	168,492
4% 9/15/55	133,000	85,257
4.65% 5/15/50	200,000	144,387
Fox Corp.:
4.709% 1/25/29	70,000	67,648
5.476% 1/25/39	164,000	151,024
5.576% 1/25/49	56,000	50,221
Grupo Televisa SA de CV:
5% 5/13/45	100,000	85,363
6.625% 1/15/40	110,000	109,780
Magallanes, Inc.:
3.755% 3/15/27 (c)	180,000	164,031
4.279% 3/15/32 (c)	345,000	292,905
5.05% 3/15/42 (c)	330,000	264,181
5.141% 3/15/52 (c)	551,000	426,948
Paramount Global:
4% 1/15/26	176,000	168,559
4.2% 6/1/29	200,000	178,318
4.375% 3/15/43	100,000	70,552
4.6% 1/15/45	110,000	79,092
4.95% 1/15/31	237,000	213,673
5.85% 9/1/43	139,000	117,612
Time Warner Cable Enterprises 8.375% 7/15/33	100,000	112,209
Time Warner Cable LLC:
5.5% 9/1/41	110,000	93,638
5.875% 11/15/40	220,000	194,991
6.55% 5/1/37	100,000	95,846
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	470,000	427,579
3% 7/30/46	110,000	78,448
3.7% 12/1/42	250,000	204,962
4.125% 6/1/44	192,000	167,946
		9,879,564
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.875% 5/7/30	511,000	439,556
3.625% 4/22/29	200,000	183,100
6.125% 3/30/40	100,000	102,750
Rogers Communications, Inc.:
2.9% 11/15/26	90,000	82,689
4.3% 2/15/48	240,000	186,500
4.55% 3/15/52 (c)	200,000	162,789
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	200,000	172,678
3% 2/15/41	210,000	152,738
3.3% 2/15/51	400,000	277,731
3.5% 4/15/25	830,000	803,611
3.6% 11/15/60	330,000	228,728
4.375% 4/15/40	100,000	86,980
5.2% 1/15/33	150,000	150,775
5.65% 1/15/53	370,000	371,037
Vodafone Group PLC:
4.375% 5/30/28	250,000	247,396
5% 5/30/38	130,000	120,385
5.125% 6/19/59	340,000	294,983
		4,064,426
TOTAL COMMUNICATION SERVICES		26,208,760
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.0%
Lear Corp. 3.8% 9/15/27	140,000	130,814
Automobiles - 0.3%
American Honda Finance Corp.:
1% 9/10/25	240,000	217,295
1.2% 7/8/25	400,000	365,302
2.15% 9/10/24	120,000	114,424
2.9% 2/16/24	100,000	97,600
3.55% 1/12/24	428,000	421,741
General Motors Co.:
4.2% 10/1/27	90,000	85,658
5.15% 4/1/38	120,000	105,802
5.6% 10/15/32	240,000	230,667
5.95% 4/1/49	170,000	157,979
6.75% 4/1/46	255,000	255,073
6.8% 10/1/27	330,000	346,533
General Motors Financial Co., Inc.:
2.4% 4/10/28	190,000	160,379
3.25% 1/5/23	70,000	69,879
3.85% 1/5/28	160,000	146,023
4.3% 4/6/29	130,000	119,078
5.25% 3/1/26	170,000	168,418
5.65% 1/17/29	130,000	128,017
Honda Motor Co. Ltd. 2.967% 3/10/32	130,000	113,339
		3,303,207
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	200,000	156,194
Duke University 2.832% 10/1/55	34,000	22,734
George Washington University 4.126% 9/15/48	200,000	166,829
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	240,000	227,417
4.3% 2/21/48	30,000	23,801
Massachusetts Institute of Technology 2.989% 7/1/50	400,000	294,656
Northwestern University:
3.662% 12/1/57	100,000	73,988
3.868% 12/1/48	120,000	101,854
University of Chicago 3% 10/1/52	120,000	83,908
University of Southern California 2.945% 10/1/51	350,000	240,118
		1,391,499
Hotels, Restaurants & Leisure - 0.3%
Expedia, Inc.:
3.25% 2/15/30	110,000	94,057
3.8% 2/15/28	100,000	92,681
5% 2/15/26	255,000	254,201
Marriott International, Inc.:
2.75% 10/15/33	100,000	76,984
3.125% 6/15/26	320,000	299,498
4.625% 6/15/30	123,000	115,506
5.75% 5/1/25	110,000	111,781
McDonald's Corp.:
3.3% 7/1/25	280,000	272,327
3.6% 7/1/30	810,000	757,190
3.625% 9/1/49	30,000	23,259
4.45% 3/1/47	153,000	136,068
4.45% 9/1/48	44,000	39,050
4.7% 12/9/35	100,000	96,901
6.3% 3/1/38	100,000	110,164
Starbucks Corp.:
2.55% 11/15/30	400,000	341,905
3.75% 12/1/47	100,000	78,340
4% 11/15/28	350,000	337,049
4.45% 8/15/49	100,000	87,654
		3,324,615
Household Durables - 0.0%
D.R. Horton, Inc. 1.3% 10/15/26	130,000	111,644
Lennar Corp.:
4.5% 4/30/24	230,000	226,670
4.75% 11/29/27	100,000	95,724
		434,038
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	340,000	270,324
3.15% 2/9/51	235,000	149,093
4% 12/6/37	140,000	110,767
4.5% 11/28/34	230,000	199,962
Amazon.com, Inc.:
0.8% 6/3/25	130,000	119,336
1% 5/12/26	200,000	178,274
1.5% 6/3/30	160,000	130,083
2.1% 5/12/31	360,000	300,573
2.5% 6/3/50	430,000	280,869
2.8% 8/22/24	117,000	113,758
3.1% 5/12/51	200,000	145,867
3.15% 8/22/27	290,000	275,597
3.875% 8/22/37	280,000	252,233
4.05% 8/22/47	228,000	200,165
4.1% 4/13/62	270,000	227,624
4.25% 8/22/57	100,000	89,089
4.8% 12/5/34	230,000	234,150
4.95% 12/5/44	100,000	101,254
eBay, Inc.:
1.4% 5/10/26	410,000	365,713
4% 7/15/42	150,000	120,553
		3,865,284
Leisure Products - 0.0%
Hasbro, Inc.:
3.55% 11/19/26	200,000	188,026
3.9% 11/19/29	142,000	128,065
		316,091
Multiline Retail - 0.1%
Dollar General Corp.:
3.5% 4/3/30	210,000	190,647
5% 11/1/32	100,000	99,608
Dollar Tree, Inc. 4% 5/15/25	478,000	468,334
Target Corp.:
2.5% 4/15/26	100,000	94,245
3.375% 4/15/29	310,000	287,664
3.9% 11/15/47	160,000	133,733
		1,274,231
Specialty Retail - 0.3%
AutoZone, Inc. 1.65% 1/15/31	180,000	139,645
Lowe's Companies, Inc.:
2.8% 9/15/41	100,000	70,627
3.375% 9/15/25	210,000	202,368
3.65% 4/5/29	210,000	196,196
3.7% 4/15/46	100,000	76,623
4.05% 5/3/47	132,000	106,363
4.45% 4/1/62	270,000	218,247
5% 4/15/33	110,000	109,373
5% 4/15/40	330,000	310,927
5.625% 4/15/53	100,000	100,045
O'Reilly Automotive, Inc. 1.75% 3/15/31	150,000	116,426
The Home Depot, Inc.:
1.375% 3/15/31	240,000	188,296
2.375% 3/15/51	250,000	155,750
2.5% 4/15/27	750,000	695,591
2.75% 9/15/51	160,000	108,498
2.95% 6/15/29	330,000	301,100
4.2% 4/1/43	130,000	116,416
4.25% 4/1/46	150,000	132,896
4.4% 3/15/45	156,000	142,094
4.5% 12/6/48	100,000	92,392
5.875% 12/16/36	100,000	108,666
5.95% 4/1/41	120,000	131,199
TJX Companies, Inc. 1.6% 5/15/31	250,000	196,014
		4,015,752
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	1,100,000	1,053,339
2.75% 3/27/27	230,000	216,163
3.875% 11/1/45	110,000	95,605
		1,365,107
TOTAL CONSUMER DISCRETIONARY		19,420,638
CONSUMER STAPLES - 1.7%
Beverages - 0.6%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
4.7% 2/1/36	200,000	191,899
4.9% 2/1/46	100,000	93,548
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	100,000	95,949
4.9% 2/1/46	100,000	93,548
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	150,000	131,726
4.6% 4/15/48	377,000	342,510
4.6% 6/1/60	120,000	108,055
4.95% 1/15/42	230,000	219,324
5.45% 1/23/39	380,000	388,501
5.55% 1/23/49	180,000	184,289
5.8% 1/23/59 (Reg. S)	260,000	275,582
8.2% 1/15/39	110,000	138,608
Coca-Cola FEMSA S.A.B. de CV 2.75% 1/22/30	150,000	130,313
Constellation Brands, Inc.:
2.875% 5/1/30	210,000	180,745
3.6% 2/15/28	272,000	254,171
4.5% 5/9/47	100,000	85,072
Diageo Capital PLC:
1.375% 9/29/25	200,000	183,120
2% 4/29/30	400,000	331,209
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	430,000	328,483
4.417% 5/25/25	86,000	85,993
Molson Coors Beverage Co.:
3% 7/15/26	254,000	238,242
4.2% 7/15/46	100,000	80,395
5% 5/1/42	100,000	90,035
PepsiCo, Inc.:
1.4% 2/25/31	680,000	544,567
1.625% 5/1/30	309,000	255,352
2.625% 10/21/41	100,000	75,716
2.85% 2/24/26	250,000	240,092
3% 10/15/27	100,000	94,464
3.6% 3/1/24	190,000	187,655
3.625% 3/19/50	100,000	84,869
4.45% 4/14/46	140,000	133,600
7% 3/1/29	100,000	113,444
The Coca-Cola Co.:
1% 3/15/28	230,000	194,858
1.45% 6/1/27	120,000	106,712
1.65% 6/1/30	240,000	197,603
2.125% 9/6/29	140,000	121,586
2.25% 1/5/32	120,000	101,109
2.5% 6/1/40	120,000	88,933
2.5% 3/15/51	100,000	66,772
2.6% 6/1/50	120,000	82,473
2.75% 6/1/60	120,000	81,523
2.875% 5/5/41	100,000	77,902
3.45% 3/25/30	160,000	149,005
		7,249,552
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.:
1.375% 6/20/27	150,000	132,837
3% 5/18/27	210,000	200,119
Kroger Co.:
1.7% 1/15/31	240,000	186,386
3.5% 2/1/26	130,000	124,895
3.7% 8/1/27	120,000	114,102
3.95% 1/15/50	100,000	79,550
4.45% 2/1/47	130,000	111,207
5.4% 1/15/49	70,000	67,593
Sysco Corp.:
3.3% 2/15/50	150,000	105,756
6.6% 4/1/50	140,000	156,184
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	80,000	69,499
3.45% 6/1/26	195,000	186,719
4.8% 11/18/44	100,000	85,550
Walmart, Inc.:
2.65% 9/22/51	100,000	70,592
2.85% 7/8/24	150,000	146,245
3.05% 7/8/26	400,000	386,941
3.25% 7/8/29	220,000	207,353
3.3% 4/22/24	410,000	403,195
3.4% 6/26/23	100,000	99,239
3.7% 6/26/28	140,000	136,914
5.25% 9/1/35	645,000	687,692
5.625% 4/15/41	169,000	184,971
		3,943,539
Food Products - 0.4%
Archer Daniels Midland Co.:
3.25% 3/27/30	330,000	300,644
3.75% 9/15/47	100,000	83,269
Bunge Ltd. Finance Corp. 2.75% 5/14/31	110,000	91,328
Campbell Soup Co. 4.15% 3/15/28	410,000	396,396
Conagra Brands, Inc.:
4.85% 11/1/28	510,000	498,027
5.3% 11/1/38	31,000	29,509
General Mills, Inc.:
3% 2/1/51	110,000	74,787
4% 4/17/25	130,000	127,898
4.2% 4/17/28	200,000	196,497
Hormel Foods Corp. 1.8% 6/11/30	200,000	163,460
JBS U.S.A. Lux SA / JBS Food Co. 5.75% 4/1/33 (c)	500,000	484,365
Kellogg Co.:
2.1% 6/1/30	160,000	130,362
3.25% 4/1/26	290,000	277,143
Kraft Heinz Foods Co.:
5% 6/4/42	100,000	93,684
5.5% 6/1/50	590,000	577,677
McCormick & Co., Inc. 1.85% 2/15/31	150,000	116,664
Mondelez International, Inc. 1.875% 10/15/32	370,000	283,221
Tyson Foods, Inc.:
4% 3/1/26	160,000	155,865
4.35% 3/1/29	450,000	435,358
5.1% 9/28/48	100,000	94,814
Unilever Capital Corp.:
1.375% 9/14/30	380,000	299,016
2.9% 5/5/27	400,000	374,753
		5,284,737
Household Products - 0.1%
Colgate-Palmolive Co. 3.1% 8/15/27	410,000	392,550
Kimberly-Clark Corp.:
1.05% 9/15/27	184,000	157,753
3.2% 7/30/46	100,000	73,523
6.625% 8/1/37	140,000	161,638
Procter & Gamble Co.:
1.2% 10/29/30	600,000	476,581
1.95% 4/23/31	200,000	167,617
2.85% 8/11/27	140,000	131,691
3% 3/25/30	100,000	91,808
		1,653,161
Personal Products - 0.0%
Estee Lauder Companies, Inc.:
1.95% 3/15/31	330,000	267,837
3.15% 3/15/27	260,000	246,028
		513,865
Tobacco - 0.3%
Altria Group, Inc.:
2.45% 2/4/32	290,000	219,856
3.875% 9/16/46	204,000	138,943
4.8% 2/14/29	30,000	28,796
5.8% 2/14/39	330,000	305,936
5.95% 2/14/49	110,000	97,699
BAT Capital Corp.:
3.215% 9/6/26	100,000	92,821
3.222% 8/15/24	200,000	192,889
3.557% 8/15/27	450,000	410,462
4.39% 8/15/37	180,000	141,786
4.54% 8/15/47	128,000	92,868
4.7% 4/2/27	270,000	260,326
4.742% 3/16/32	170,000	153,965
4.758% 9/6/49	260,000	192,623
5.282% 4/2/50	100,000	79,616
Philip Morris International, Inc.:
2.125% 5/10/23	820,000	808,282
4.125% 3/4/43	100,000	77,974
4.25% 11/10/44	110,000	86,901
4.875% 11/15/43	224,000	192,996
5.125% 11/17/27	170,000	170,359
5.75% 11/17/32	120,000	123,573
Reynolds American, Inc. 4.45% 6/12/25	140,000	137,480
		4,006,151
TOTAL CONSUMER STAPLES		22,651,005
ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47	290,000	231,901
Halliburton Co.:
5% 11/15/45	100,000	90,005
6.7% 9/15/38	100,000	107,448
7.45% 9/15/39	120,000	136,732
		566,086
Oil, Gas & Consumable Fuels - 1.6%
Boardwalk Pipelines LP 4.95% 12/15/24	102,000	101,029
Burlington Resources LLC 5.95% 10/15/36	110,000	114,971
Canadian Natural Resources Ltd.:
3.85% 6/1/27	152,000	144,086
4.95% 6/1/47	160,000	144,117
Cenovus Energy, Inc. 5.4% 6/15/47	286,000	264,179
Cheniere Corpus Christi Holdings LLC:
2.742% 12/31/39	160,000	126,210
7% 6/30/24	230,000	233,197
Chevron Corp.:
1.141% 5/11/23	70,000	68,954
1.554% 5/11/25	70,000	65,435
1.995% 5/11/27	70,000	63,371
2.236% 5/11/30	70,000	60,364
2.954% 5/16/26	231,000	220,208
2.978% 5/11/40	70,000	53,399
3.078% 5/11/50	70,000	52,143
Chevron U.S.A., Inc.:
4.95% 8/15/47	100,000	94,803
5.05% 11/15/44	70,000	66,697
ConocoPhillips Co.:
3.8% 3/15/52	100,000	81,039
4.025% 3/15/62	230,000	187,982
6.5% 2/1/39	120,000	137,579
Devon Energy Corp. 5% 6/15/45	315,000	281,591
Diamondback Energy, Inc. 4.4% 3/24/51	100,000	78,690
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	90,000	62,545
Enbridge Energy Partners LP 7.375% 10/15/45	110,000	124,587
Enbridge, Inc.:
2.5% 8/1/33	180,000	141,384
3.4% 8/1/51	190,000	133,946
3.5% 6/10/24	164,000	159,705
Energy Transfer LP:
3.75% 5/15/30	180,000	159,550
3.9% 5/15/24 (b)	210,000	205,297
4.4% 3/15/27	170,000	162,575
4.95% 6/15/28	147,000	142,198
5% 5/15/50	330,000	271,969
5.25% 4/15/29	310,000	301,577
5.3% 4/15/47	50,000	42,493
5.4% 10/1/47	80,000	68,990
5.8% 6/15/38	50,000	46,362
6% 6/15/48	330,000	303,099
Enterprise Products Operating LP:
3.2% 2/15/52	100,000	67,622
3.3% 2/15/53	100,000	68,599
3.95% 2/15/27	214,000	206,361
4.2% 1/31/50	370,000	294,716
4.25% 2/15/48	270,000	217,513
4.8% 2/1/49	56,000	49,273
EOG Resources, Inc. 4.95% 4/15/50	100,000	98,059
EQT Corp. 5.7% 4/1/28	154,000	153,855
Equinor ASA:
2.375% 5/22/30	310,000	266,822
2.875% 4/6/25	400,000	384,697
3.625% 9/10/28	130,000	124,154
4.8% 11/8/43	130,000	124,923
5.1% 8/17/40	180,000	180,293
Exxon Mobil Corp.:
2.995% 8/16/39	350,000	274,196
3.452% 4/15/51	450,000	348,621
4.327% 3/19/50	100,000	90,126
Hess Corp.:
5.6% 2/15/41	120,000	115,649
7.125% 3/15/33	170,000	185,916
Kinder Morgan Energy Partners LP:
4.25% 9/1/24	340,000	334,918
6.55% 9/15/40	100,000	100,965
6.95% 1/15/38	100,000	106,527
Kinder Morgan, Inc.:
3.15% 1/15/23	110,000	109,787
4.8% 2/1/33	600,000	564,011
5.05% 2/15/46	50,000	43,243
5.2% 3/1/48	264,000	233,242
5.55% 6/1/45	190,000	177,313
Magellan Midstream Partners LP:
3.95% 3/1/50	35,000	26,089
4.85% 2/1/49	130,000	107,919
5% 3/1/26	147,000	147,284
Marathon Oil Corp. 6.6% 10/1/37	120,000	123,340
Marathon Petroleum Corp.:
4.5% 4/1/48	280,000	226,487
4.7% 5/1/25	370,000	366,842
MPLX LP:
4.125% 3/1/27	60,000	57,268
4.5% 4/15/38	350,000	300,162
4.7% 4/15/48	226,000	182,614
ONEOK Partners LP 6.65% 10/1/36	350,000	348,526
ONEOK, Inc.:
4% 7/13/27	80,000	75,058
4.45% 9/1/49	50,000	38,101
5.2% 7/15/48	22,000	18,674
7.5% 9/1/23	200,000	202,145
Ovintiv, Inc.:
6.5% 2/1/38	70,000	71,193
6.625% 8/15/37	100,000	103,326
Phillips 66 Co.:
3.9% 3/15/28	380,000	360,587
4.65% 11/15/34	220,000	208,357
4.68% 2/15/45 (c)	100,000	87,954
Plains All American Pipeline LP/PAA Finance Corp. 3.8% 9/15/30	580,000	508,066
Sabine Pass Liquefaction LLC:
4.5% 5/15/30	200,000	188,976
5.75% 5/15/24	410,000	410,655
Shell International Finance BV:
2% 11/7/24	1,770,000	1,688,447
2.375% 11/7/29	100,000	87,672
2.5% 9/12/26	270,000	253,045
2.875% 11/26/41	210,000	156,162
3% 11/26/51	100,000	70,384
3.125% 11/7/49	100,000	72,782
3.75% 9/12/46	106,000	85,854
4.55% 8/12/43	100,000	91,893
5.5% 3/25/40	190,000	197,691
Spectra Energy Partners LP 4.75% 3/15/24	151,000	150,168
Suncor Energy, Inc.:
4% 11/15/47	114,000	89,165
6.8% 5/15/38	130,000	138,646
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 1/15/29	620,000	636,963
The Williams Companies, Inc.:
3.75% 6/15/27	460,000	435,119
4.85% 3/1/48	50,000	43,742
5.1% 9/15/45	100,000	89,441
5.8% 11/15/43	100,000	98,207
Total Capital International SA:
3.386% 6/29/60	100,000	71,677
3.461% 7/12/49	140,000	107,999
3.7% 1/15/24	110,000	108,714
3.75% 4/10/24	465,000	459,193
Total Capital SA 3.883% 10/11/28	470,000	458,499
TransCanada PipeLines Ltd.:
4.1% 4/15/30	270,000	251,959
4.875% 5/15/48	80,000	71,736
5% 10/16/43	250,000	226,623
6.1% 6/1/40	170,000	173,935
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	535,000	469,933
3.95% 5/15/50	100,000	77,999
Valero Energy Corp.:
3.4% 9/15/26	110,000	104,255
4.35% 6/1/28	70,000	68,258
6.625% 6/15/37	200,000	215,445
		21,298,951
TOTAL ENERGY		21,865,037
FINANCIALS - 8.3%
Banks - 4.5%
Banco Santander SA:
0.701% 6/30/24 (b)	200,000	193,517
3.306% 6/27/29	200,000	174,014
3.8% 2/23/28	400,000	364,490
5.179% 11/19/25	400,000	392,925
5.294% 8/18/27	200,000	194,073
Bank of America Corp.:
0.981% 9/25/25 (b)	800,000	732,823
1.658% 3/11/27 (b)	340,000	301,273
1.734% 7/22/27 (b)	510,000	446,875
2.087% 6/14/29 (b)	1,210,000	1,021,349
2.299% 7/21/32 (b)	110,000	86,188
2.651% 3/11/32 (b)	340,000	275,819
2.676% 6/19/41 (b)	760,000	530,171
2.687% 4/22/32 (b)	410,000	332,157
2.831% 10/24/51 (b)	140,000	89,676
2.972% 7/21/52 (b)	110,000	72,323
3.093% 10/1/25 (b)	400,000	381,660
3.194% 7/23/30 (b)	270,000	235,656
3.419% 12/20/28 (b)	445,000	405,775
3.946% 1/23/49 (b)	110,000	87,215
3.974% 2/7/30 (b)	65,000	59,778
4% 1/22/25	512,000	501,971
4.078% 4/23/40 (b)	100,000	84,674
4.083% 3/20/51 (b)	100,000	82,208
4.244% 4/24/38 (b)	480,000	419,801
4.271% 7/23/29 (b)	360,000	338,883
4.33% 3/15/50 (b)	200,000	169,314
4.376% 4/27/28 (b)	1,000,000	960,134
6.11% 1/29/37	508,000	526,700
6.204% 11/10/28 (b)	400,000	413,726
Bank of Montreal:
3.088% 1/10/37 (b)	110,000	83,743
3.3% 2/5/24	580,000	569,340
3.803% 12/15/32 (b)	100,000	88,563
Bank of Nova Scotia:
2.45% 2/2/32	110,000	88,935
3.4% 2/11/24	560,000	550,348
Barclays PLC:
2.279% 11/24/27 (b)	300,000	258,034
2.894% 11/24/32 (b)	300,000	229,137
3.564% 9/23/35 (b)	240,000	182,303
3.932% 5/7/25 (b)	200,000	192,920
4.337% 1/10/28	320,000	297,640
4.375% 1/12/26	210,000	201,969
4.95% 1/10/47	200,000	169,471
5.2% 5/12/26	360,000	349,052
5.304% 8/9/26 (b)	250,000	245,850
BB&T Corp. 3.75% 12/6/23	350,000	346,462
Canadian Imperial Bank of Commerce 3.6% 4/7/32	270,000	240,259
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(d)	770,000	704,511
1.122% 1/28/27 (b)	600,000	523,373
1.462% 6/9/27 (b)	300,000	261,145
1.678% 5/15/24 (b)	250,000	245,751
2.561% 5/1/32 (b)	600,000	479,855
3.2% 10/21/26	80,000	74,706
3.878% 1/24/39 (b)	470,000	393,027
3.887% 1/10/28 (b)	140,000	132,063
3.98% 3/20/30 (b)	150,000	137,152
4.65% 7/30/45	267,000	236,768
4.65% 7/23/48	195,000	175,619
4.75% 5/18/46	208,000	177,423
5.316% 3/26/41 (b)	230,000	221,765
5.61% 9/29/26 (b)	500,000	501,753
5.875% 2/22/33	310,000	311,446
6.675% 9/13/43	100,000	109,045
Export-Import Bank of Korea 0.625% 2/9/26	400,000	351,702
Fifth Third Bancorp:
2.55% 5/5/27	100,000	90,078
3.95% 3/14/28	50,000	47,408
6.361% 10/27/28 (b)	380,000	393,507
HSBC Holdings PLC:
1.589% 5/24/27 (b)	240,000	205,633
2.013% 9/22/28 (b)	630,000	522,829
2.206% 8/17/29 (b)	550,000	444,478
2.633% 11/7/25 (b)	600,000	557,832
2.804% 5/24/32 (b)	340,000	264,104
3.973% 5/22/30 (b)	214,000	187,076
4.292% 9/12/26 (b)	1,600,000	1,524,263
4.375% 11/23/26	400,000	383,817
4.762% 3/29/33 (b)	210,000	181,684
6.5% 5/2/36	100,000	101,294
6.5% 9/15/37	140,000	135,285
6.8% 6/1/38	100,000	99,379
Huntington Bancshares, Inc. 4.443% 8/4/28 (b)	290,000	275,397
ING Groep NV:
2.727% 4/1/32 (b)	200,000	158,959
4.017% 3/28/28 (b)	200,000	186,620
Japan Bank International Cooperation:
1.25% 1/21/31	682,000	537,996
2.5% 5/23/24	1,510,000	1,461,032
JPMorgan Chase & Co.:
0.768% 8/9/25 (b)	700,000	645,811
0.969% 6/23/25 (b)	720,000	669,452
1.47% 9/22/27 (b)	360,000	312,484
1.578% 4/22/27 (b)	300,000	264,871
1.953% 2/4/32 (b)	300,000	233,350
2.069% 6/1/29 (b)	340,000	285,926
2.525% 11/19/41 (b)	340,000	232,209
2.545% 11/8/32 (b)	350,000	280,121
2.58% 4/22/32 (b)	300,000	243,144
2.7% 5/18/23	470,000	465,815
2.95% 10/1/26	190,000	179,272
2.956% 5/13/31 (b)	360,000	300,200
3.109% 4/22/51 (b)	50,000	34,644
3.22% 3/1/25 (b)	1,640,000	1,596,703
3.328% 4/22/52 (b)	320,000	231,456
3.559% 4/23/24 (b)	670,000	665,330
4.323% 4/26/28 (b)	550,000	527,112
4.452% 12/5/29 (b)	630,000	598,797
4.586% 4/26/33 (b)	550,000	516,639
5.5% 10/15/40	430,000	431,157
5.6% 7/15/41	325,000	331,618
5.625% 8/16/43	247,000	252,066
Korea Development Bank 1.625% 1/19/31	250,000	197,790
Lloyds Banking Group PLC:
3.369% 12/14/46 (b)	200,000	130,035
4.375% 3/22/28	656,000	616,431
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (b)	550,000	478,356
2.309% 7/20/32 (b)	550,000	428,804
2.801% 7/18/24	200,000	192,050
3.195% 7/18/29	400,000	352,066
3.961% 3/2/28	100,000	94,274
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	400,000	384,270
1.241% 7/10/24 (b)	250,000	242,901
1.554% 7/9/27 (b)	200,000	174,162
1.979% 9/8/31 (b)	280,000	214,377
2.226% 5/25/26 (b)	200,000	183,912
2.839% 7/16/25 (b)	200,000	190,371
National Australia Bank Ltd. 2.875% 4/12/23	250,000	248,373
NatWest Group PLC:
3.032% 11/28/35 (b)	200,000	146,892
3.754% 11/1/29 (b)	400,000	369,755
Oesterreichische Kontrollbank AG 0.375% 9/17/25	100,000	89,861
PNC Financial Services Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.000% 4.626% 6/6/33 (b)(d)	220,000	204,105
1.15% 8/13/26	400,000	351,136
2.2% 11/1/24	250,000	237,947
3.45% 4/23/29	280,000	257,783
Rabobank Nederland:
3.75% 7/21/26	250,000	234,676
4.375% 8/4/25	290,000	281,820
Rabobank Nederland New York Branch:
0.375% 1/12/24	550,000	522,891
2.75% 1/10/23	250,000	249,568
3.875% 8/22/24	610,000	599,644
Royal Bank of Canada:
1.2% 4/27/26	270,000	240,479
2.05% 1/21/27	300,000	267,516
4.24% 8/3/27	390,000	377,920
4.65% 1/27/26	210,000	207,942
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	60,000	59,938
4.4% 7/13/27	110,000	105,586
4.5% 7/17/25	406,000	397,712
Santander UK Group Holdings PLC:
1.532% 8/21/26 (b)	250,000	219,578
4.796% 11/15/24 (b)	340,000	333,629
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	650,000	592,583
2.142% 9/23/30	260,000	200,736
2.174% 1/14/27	530,000	470,585
2.75% 1/15/30	200,000	168,307
3.05% 1/14/42	260,000	184,146
3.102% 1/17/23	288,000	287,355
3.936% 10/16/23	120,000	118,632
SVB Financial Group 2.1% 5/15/28	260,000	213,389
The Toronto-Dominion Bank:
0.55% 3/4/24	1,100,000	1,041,754
3.2% 3/10/32	190,000	164,195
Truist Financial Corp.:
1.267% 3/2/27 (b)	950,000	842,643
4.916% 7/28/33 (b)	150,000	141,060
U.S. Bancorp:
2.491% 11/3/36 (b)	100,000	77,392
2.677% 1/27/33 (b)	190,000	157,841
4.967% 7/22/33 (b)	150,000	143,559
Wachovia Corp. 5.5% 8/1/35	250,000	246,283
Wells Fargo & Co.:
0.805% 5/19/25 (b)	2,910,000	2,712,207
2.406% 10/30/25 (b)	550,000	518,330
3% 10/23/26	100,000	93,391
3.068% 4/30/41 (b)	380,000	282,091
3.75% 1/24/24	40,000	39,447
3.9% 5/1/45	310,000	250,180
3.908% 4/25/26 (b)	630,000	610,418
4.54% 8/15/26 (b)	500,000	489,867
4.75% 12/7/46	508,000	436,461
4.897% 7/25/33 (b)	200,000	192,713
4.9% 11/17/45	97,000	85,612
5.013% 4/4/51 (b)	280,000	263,005
5.375% 11/2/43	100,000	95,203
5.606% 1/15/44	100,000	97,862
Westpac Banking Corp.:
U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (b)(d)	100,000	92,341
2.75% 1/11/23	306,000	305,495
2.894% 2/4/30 (b)	390,000	354,750
3.02% 11/18/36 (b)	130,000	95,866
3.35% 3/8/27	670,000	636,321
3.65% 5/15/23	160,000	159,108
4.043% 8/26/27	230,000	224,083
4.11% 7/24/34 (b)	270,000	230,350
4.322% 11/23/31 (b)	270,000	246,520
		59,509,777
Capital Markets - 1.8%
Ares Capital Corp.:
2.875% 6/15/27	100,000	85,708
3.5% 2/10/23	917,000	913,378
3.875% 1/15/26	200,000	183,911
4.2% 6/10/24	180,000	174,494
4.25% 3/1/25	100,000	95,015
Bank of New York Mellon Corp.:
0.35% 12/7/23	830,000	793,159
1.8% 7/28/31	170,000	131,830
2.1% 10/24/24	370,000	352,500
3.5% 4/28/23	230,000	228,795
4.414% 7/24/26 (b)	500,000	492,936
BlackRock, Inc.:
2.4% 4/30/30	200,000	172,179
3.2% 3/15/27	220,000	211,059
3.5% 3/18/24	120,000	118,300
Brookfield Finance, Inc. 2.724% 4/15/31	330,000	268,673
Charles Schwab Corp.:
0.75% 3/18/24	640,000	607,831
0.9% 3/11/26	460,000	410,033
1.65% 3/11/31	197,000	154,557
2% 3/20/28	120,000	105,833
2.9% 3/3/32	160,000	137,180
CI Financial Corp. 3.2% 12/17/30	220,000	169,911
CME Group, Inc. 5.3% 9/15/43	100,000	103,809
Credit Suisse AG:
0.495% 2/2/24	700,000	639,386
1.25% 8/7/26	1,010,000	800,650
Credit Suisse Group AG 3.8% 6/9/23	500,000	478,729
Deutsche Bank AG 4.1% 1/13/26	700,000	671,652
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (b)	250,000	208,826
3.7% 5/30/24	360,000	348,841
3.729% 1/14/32 (b)	250,000	183,798
4.1% 1/13/26	154,000	146,909
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	110,000	99,052
1.093% 12/9/26 (b)	1,000,000	880,938
1.948% 10/21/27 (b)	600,000	525,266
2.383% 7/21/32 (b)	660,000	521,325
2.615% 4/22/32 (b)	460,000	371,586
2.908% 7/21/42 (b)	470,000	332,300
3.102% 2/24/33 (b)	140,000	116,272
3.85% 1/26/27	960,000	922,464
4.017% 10/31/38 (b)	100,000	84,331
4.482% 8/23/28 (b)	820,000	787,236
4.8% 7/8/44	120,000	109,360
5.15% 5/22/45	330,000	314,297
6.25% 2/1/41	120,000	127,319
6.75% 10/1/37	262,000	280,795
Intercontinental Exchange, Inc.:
1.85% 9/15/32	160,000	122,546
2.65% 9/15/40	160,000	113,286
3% 9/15/60	100,000	65,690
3.1% 9/15/27	150,000	140,373
3.75% 9/21/28	100,000	94,911
4.25% 9/21/48	120,000	103,410
4.6% 3/15/33	100,000	95,957
5.2% 6/15/62	210,000	205,444
Jefferies Financial Group, Inc.:
2.75% 10/15/32	110,000	81,549
4.15% 1/23/30	127,000	113,024
Moody's Corp.:
2% 8/19/31	140,000	111,404
2.55% 8/18/60	100,000	57,156
4.875% 12/17/48	120,000	111,120
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (b)(d)	250,000	222,349
0.79% 5/30/25 (b)	150,000	138,988
1.164% 10/21/25 (b)	100,000	91,473
1.512% 7/20/27 (b)	470,000	408,955
1.593% 5/4/27 (b)	1,100,000	969,080
1.794% 2/13/32 (b)	260,000	197,870
2.188% 4/28/26 (b)	200,000	186,038
2.239% 7/21/32 (b)	470,000	366,534
2.484% 9/16/36 (b)	290,000	215,597
3.125% 1/23/23	795,000	793,475
3.625% 1/20/27	160,000	152,037
3.772% 1/24/29 (b)	180,000	165,752
4.375% 1/22/47	324,000	281,319
5.297% 4/20/37 (b)	330,000	307,157
5.597% 3/24/51 (b)	40,000	41,081
6.375% 7/24/42	428,000	473,998
NASDAQ, Inc.:
1.65% 1/15/31	160,000	123,490
2.5% 12/21/40	100,000	65,614
Nomura Holdings, Inc.:
1.851% 7/16/25	666,000	608,248
2.999% 1/22/32	290,000	230,639
Northern Trust Corp. 1.95% 5/1/30	150,000	124,454
S&P Global, Inc.:
1.25% 8/15/30	120,000	93,119
2.45% 3/1/27 (c)	300,000	275,875
2.95% 1/22/27	220,000	207,789
3.9% 3/1/62 (c)	200,000	162,813
State Street Corp.:
1.684% 11/18/27 (b)	335,000	296,086
3.031% 11/1/34 (b)	170,000	143,968
4.164% 8/4/33 (b)	110,000	102,336
		23,724,427
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	400,000	351,718
2.875% 8/14/24	150,000	141,973
3% 10/29/28	250,000	211,222
3.3% 1/23/23	401,000	399,791
3.4% 10/29/33	250,000	193,781
3.85% 10/29/41	250,000	183,390
4.45% 10/1/25	150,000	143,939
4.5% 9/15/23	164,000	161,969
Ally Financial, Inc.:
2.2% 11/2/28	100,000	79,862
3.05% 6/5/23	340,000	335,450
4.75% 6/9/27	100,000	94,153
5.125% 9/30/24	510,000	505,972
5.8% 5/1/25	150,000	150,619
American Express Co.:
2.5% 7/30/24	464,000	447,405
3.3% 5/3/27	510,000	477,240
3.4% 2/27/23	50,000	49,866
3.95% 8/1/25	400,000	391,705
4.989% 5/26/33 (b)	150,000	144,593
Capital One Financial Corp.:
2.359% 7/29/32 (b)	110,000	80,153
3.2% 1/30/23	80,000	79,788
3.3% 10/30/24	230,000	222,689
3.8% 1/31/28	438,000	409,235
5.247% 7/26/30 (b)	470,000	447,987
Discover Financial Services 4.5% 1/30/26	208,000	200,229
John Deere Capital Corp.:
1.45% 1/15/31	170,000	133,654
2.35% 3/8/27	200,000	183,137
2.8% 3/6/23	270,000	268,742
2.8% 9/8/27	290,000	267,967
3.45% 1/10/24	1,150,000	1,135,733
4.35% 9/15/32	320,000	314,712
Synchrony Financial:
3.95% 12/1/27	380,000	339,745
4.375% 3/19/24	100,000	98,212
5.15% 3/19/29	109,000	103,903
Toyota Motor Credit Corp.:
0.5% 8/14/23	380,000	368,585
1.15% 8/13/27	470,000	401,937
1.65% 1/10/31	180,000	143,219
1.9% 9/12/31	210,000	167,164
2.7% 1/11/23	50,000	49,889
2.9% 4/17/24	750,000	730,933
		10,612,261
Diversified Financial Services - 0.5%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	192,582
Aon Corp. / Aon Global Holdings PLC 3.9% 2/28/52	150,000	116,604
Berkshire Hathaway, Inc.:
3.125% 3/15/26	222,000	214,254
4.5% 2/11/43	110,000	104,533
Blackstone Private Credit Fund:
2.7% 1/15/25	280,000	260,426
4.7% 3/24/25	350,000	342,064
BP Capital Markets America, Inc.:
2.939% 6/4/51	220,000	150,274
3% 2/24/50	130,000	89,582
3.06% 6/17/41	400,000	305,000
3.379% 2/8/61	110,000	78,146
Brixmor Operating Partnership LP:
4.05% 7/1/30	48,000	41,949
4.125% 6/15/26	170,000	159,692
4.125% 5/15/29	44,000	39,325
Corebridge Financial, Inc.:
3.9% 4/5/32 (c)	110,000	96,999
4.4% 4/5/52 (c)	190,000	152,716
DH Europe Finance II SARL:
2.2% 11/15/24	110,000	104,545
2.6% 11/15/29	110,000	97,059
3.4% 11/15/49	80,000	61,025
Equitable Holdings, Inc.:
3.9% 4/20/23	1,030,000	1,025,681
5% 4/20/48	120,000	104,264
Fedex Corp. 2020-1 Class AA pass-thru Trust equipment trust certificate 1.875% 8/20/35	223,264	183,390
Jackson Financial, Inc. 5.17% 6/8/27	110,000	107,797
Japan International Cooperation Agency 1.75% 4/28/31	200,000	160,835
KfW:
0.25% 10/19/23	600,000	576,750
0.375% 7/18/25	208,000	188,274
0.625% 1/22/26	900,000	806,766
2.5% 11/20/24	280,000	269,371
Landwirtschaftliche Rentenbank 3.125% 11/14/23	170,000	167,318
National Rural Utilities Cooperative Finance Corp. 4.15% 12/15/32	340,000	318,462
Voya Financial, Inc. 3.65% 6/15/26	170,000	161,264
		6,676,947
Insurance - 0.7%
ACE INA Holdings, Inc.:
1.375% 9/15/30	380,000	299,416
2.85% 12/15/51	100,000	67,226
3.15% 3/15/25	310,000	299,641
3.35% 5/15/24	110,000	107,879
4.35% 11/3/45	74,000	65,462
Allstate Corp.:
1.45% 12/15/30	500,000	383,861
5.75% 8/15/53 (b)	160,000	147,440
American International Group, Inc.:
4.375% 6/30/50	170,000	146,817
4.5% 7/16/44	115,000	100,368
4.7% 7/10/35	200,000	181,421
4.75% 4/1/48	40,000	36,221
5.75% 4/1/48 (b)	190,000	178,410
Aon PLC 4.75% 5/15/45	140,000	122,536
Arch Capital Group Ltd. 3.635% 6/30/50	107,000	74,680
Athene Holding Ltd. 3.5% 1/15/31	170,000	139,498
Baylor Scott & White Holdings Series 2021, 2.839% 11/15/50	250,000	164,882
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	900,000	723,753
2.85% 10/15/50	180,000	123,038
3.85% 3/15/52	140,000	114,310
4.2% 8/15/48	130,000	116,835
4.25% 1/15/49	100,000	89,525
Brighthouse Financial, Inc. 5.625% 5/15/30	199,000	193,624
Brown & Brown, Inc. 4.2% 3/17/32	140,000	122,596
Fairfax Financial Holdings Ltd. 4.625% 4/29/30	100,000	90,898
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	490,000	419,861
4.4% 3/15/48	30,000	25,229
Lincoln National Corp. 4.35% 3/1/48	210,000	160,432
Manulife Financial Corp. 4.15% 3/4/26	510,000	501,669
Markel Corp. 5% 5/20/49	120,000	104,980
Marsh & McLennan Companies, Inc.:
3.5% 3/10/25	190,000	185,141
3.875% 3/15/24	170,000	167,693
4.2% 3/1/48	40,000	33,071
4.375% 3/15/29	120,000	116,793
4.75% 3/15/39	120,000	110,352
4.9% 3/15/49	120,000	111,998
MetLife, Inc.:
4.125% 8/13/42	180,000	153,452
4.55% 3/23/30	110,000	109,682
4.6% 5/13/46	272,000	249,683
5% 7/15/52	120,000	115,924
6.4% 12/15/66 (b)	100,000	94,182
Pricoa Global Funding I 5.625% 6/15/43 (b)	300,000	297,495
Principal Financial Group, Inc.:
2.125% 6/15/30	160,000	131,771
3.4% 5/15/25	390,000	377,987
Progressive Corp.:
2.5% 3/15/27	270,000	248,249
3% 3/15/32	160,000	141,283
3.2% 3/26/30	200,000	179,919
4.2% 3/15/48	100,000	84,054
Prudential Financial, Inc.:
3% 3/10/40	110,000	81,829
3.878% 3/27/28	45,000	43,367
4.35% 2/25/50	180,000	154,473
4.418% 3/27/48	100,000	85,546
4.6% 5/15/44	110,000	99,856
5.125% 3/1/52 (b)	140,000	119,687
5.7% 12/14/36	120,000	123,991
5.7% 9/15/48 (b)	74,000	68,716
The Chubb Corp. 6.5% 5/15/38	58,000	64,852
The Travelers Companies, Inc.:
2.55% 4/27/50	100,000	62,068
3.05% 6/8/51	100,000	69,382
4.05% 3/7/48	74,000	60,859
6.25% 6/15/37	256,000	280,628
Unum Group 5.75% 8/15/42	110,000	98,152
Willis Group North America, Inc. 4.5% 9/15/28	324,000	306,121
		9,930,764
TOTAL FINANCIALS		110,454,176
HEALTH CARE - 2.2%
Biotechnology - 0.4%
AbbVie, Inc.:
2.6% 11/21/24	120,000	114,941
2.95% 11/21/26	100,000	93,627
3.2% 11/21/29	200,000	182,596
4.05% 11/21/39	210,000	183,467
4.25% 11/14/28	92,000	89,698
4.25% 11/21/49	350,000	300,958
4.3% 5/14/36	25,000	23,084
4.45% 5/14/46	280,000	246,980
4.55% 3/15/35	50,000	47,559
4.75% 3/15/45	420,000	390,108
Amgen, Inc.:
1.65% 8/15/28	550,000	467,869
1.9% 2/21/25	100,000	94,276
2.8% 8/15/41	200,000	143,395
3.15% 2/21/40	220,000	169,148
3.2% 11/2/27	70,000	65,903
3.375% 2/21/50	210,000	153,075
4.2% 3/1/33	130,000	122,765
4.4% 5/1/45	188,000	162,481
4.563% 6/15/48	120,000	106,168
4.663% 6/15/51	100,000	90,248
4.875% 3/1/53	130,000	118,573
4.95% 10/1/41	100,000	93,134
Biogen, Inc.:
2.25% 5/1/30	100,000	82,496
3.15% 5/1/50	100,000	68,671
3.25% 2/15/51	150,000	104,127
Gilead Sciences, Inc.:
1.65% 10/1/30	590,000	473,991
2.8% 10/1/50	180,000	119,041
4.15% 3/1/47	112,000	94,452
4.6% 9/1/35	100,000	96,697
4.75% 3/1/46	240,000	220,750
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	120,000	94,282
		4,814,560
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 5.3% 5/27/40	390,000	404,536
Baxter International, Inc.:
1.915% 2/1/27	330,000	294,076
2.539% 2/1/32	330,000	266,216
Becton, Dickinson & Co.:
3.7% 6/6/27	60,000	57,312
4.669% 6/6/47	290,000	260,889
Boston Scientific Corp.:
4% 3/1/29	100,000	94,527
4.7% 3/1/49	230,000	209,194
GE Healthcare Holding LLC:
5.65% 11/15/27 (c)	120,000	122,382
5.905% 11/22/32 (c)	230,000	241,541
Medtronic, Inc. 4.375% 3/15/35	280,000	269,785
Stryker Corp.:
1.95% 6/15/30	100,000	82,288
2.9% 6/15/50	200,000	135,012
Zimmer Biomet Holdings, Inc.:
3.55% 4/1/25	175,000	169,155
3.55% 3/20/30	194,000	166,222
		2,773,135
Health Care Providers & Services - 1.0%
Aetna, Inc. 3.875% 8/15/47	180,000	139,701
AHS Hospital Corp. 2.78% 7/1/51	250,000	161,201
Allina Health System, Inc. 3.887% 4/15/49	40,000	32,783
AmerisourceBergen Corp. 2.8% 5/15/30	140,000	119,244
Banner Health:
2.907% 1/1/42	400,000	293,064
2.913% 1/1/51	150,000	99,988
Baptist Healthcare System Obli 3.54% 8/15/50	125,000	90,677
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	89,000	70,533
Cardinal Health, Inc.:
3.41% 6/15/27	290,000	272,552
4.368% 6/15/47	30,000	23,694
Centene Corp.:
2.625% 8/1/31	300,000	235,866
3.375% 2/15/30	400,000	340,725
Children's Hospital of Philadelphia 2.704% 7/1/50	98,000	63,369
Cigna Corp.:
3.75% 7/15/23	37,000	36,743
4.125% 11/15/25	99,000	97,375
4.375% 10/15/28	100,000	97,462
4.8% 8/15/38	80,000	75,479
4.8% 7/15/46	230,000	208,852
4.9% 12/15/48	300,000	276,956
CommonSpirit Health:
3.91% 10/1/50	150,000	109,666
4.35% 11/1/42	160,000	135,415
CVS Health Corp.:
1.75% 8/21/30	735,000	585,428
2.7% 8/21/40	400,000	281,498
2.875% 6/1/26	60,000	56,451
3% 8/15/26	38,000	35,721
3.25% 8/15/29	250,000	225,821
4.78% 3/25/38	512,000	473,186
5.05% 3/25/48	250,000	232,164
5.125% 7/20/45	100,000	93,370
Elevance Health, Inc.:
2.375% 1/15/25	1,100,000	1,048,200
4.101% 3/1/28	130,000	125,427
4.55% 3/1/48	80,000	71,100
4.625% 5/15/42	150,000	136,776
5.1% 1/15/44	132,000	125,367
6.1% 10/15/52	170,000	184,962
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	120,000	93,400
HCA Holdings, Inc.:
4.125% 6/15/29	242,000	221,154
5.125% 6/15/39	100,000	89,133
5.25% 6/15/49	120,000	104,943
5.5% 6/15/47	610,000	556,205
Humana, Inc.:
1.35% 2/3/27	170,000	146,659
2.15% 2/3/32	170,000	134,048
3.125% 8/15/29	100,000	87,906
3.95% 8/15/49	100,000	79,556
Indiana University Health, Inc. 2.852% 11/1/51	200,000	129,271
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	104,000	76,964
Kaiser Foundation Hospitals:
2.81% 6/1/41	290,000	213,425
3.266% 11/1/49	110,000	80,523
4.15% 5/1/47	60,000	52,138
Memorial Sloan-Kettring Cancer Center 2.955% 1/1/50	160,000	107,394
MidMichigan Health 3.409% 6/1/50	42,000	29,286
Novant Health, Inc. 3.168% 11/1/51	110,000	78,689
Orlando Health Obligated Group 3.327% 10/1/50	68,000	48,439
Piedmont Healthcare, Inc. 2.719% 1/1/42	150,000	104,939
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	280,000	168,484
Sutter Health 3.361% 8/15/50	170,000	118,286
Trinity Health Corp. 2.632% 12/1/40	50,000	35,160
UnitedHealth Group, Inc.:
1.25% 1/15/26	223,000	201,935
2% 5/15/30	170,000	141,477
2.3% 5/15/31	270,000	225,584
2.375% 8/15/24	100,000	96,293
2.875% 8/15/29	150,000	134,994
2.9% 5/15/50	307,000	212,451
3.05% 5/15/41	100,000	76,481
3.25% 5/15/51	100,000	73,381
3.375% 4/15/27	220,000	210,447
3.45% 1/15/27	370,000	355,252
3.5% 2/15/24	100,000	98,478
3.7% 8/15/49	90,000	71,634
3.85% 6/15/28	240,000	230,854
4.45% 12/15/48	68,000	60,982
4.75% 7/15/45	182,000	171,848
4.95% 5/15/62	160,000	153,464
5.25% 2/15/28	100,000	102,865
5.35% 2/15/33	100,000	104,125
6.05% 2/15/63	110,000	123,408
6.625% 11/15/37	310,000	352,662
6.875% 2/15/38	126,000	146,902
West Virginia University Health System Obligated Group 3.129% 6/1/50	70,000	46,120
		12,804,455
Life Sciences Tools & Services - 0.0%
Danaher Corp. 2.6% 10/1/50	245,000	161,527
PerkinElmer, Inc.:
0.85% 9/15/24	100,000	92,411
2.25% 9/15/31	100,000	78,392
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	300,000	266,684
2.8% 10/15/41	180,000	135,466
		734,480
Pharmaceuticals - 0.6%
AstraZeneca Finance LLC:
1.2% 5/28/26	170,000	151,833
2.25% 5/28/31	170,000	142,645
AstraZeneca PLC:
1.375% 8/6/30	240,000	191,989
3.125% 6/12/27	140,000	132,691
4% 9/18/42	100,000	88,253
6.45% 9/15/37	149,000	169,754
Bayer U.S. Finance II LLC 2.85% 4/15/25 (c)	177,000	166,069
Bristol-Myers Squibb Co.:
2.35% 11/13/40	210,000	148,213
2.55% 11/13/50	410,000	269,405
2.9% 7/26/24	160,000	155,617
3.2% 6/15/26	66,000	63,396
3.4% 7/26/29	31,000	29,021
3.9% 3/15/62	120,000	96,366
4.125% 6/15/39	100,000	90,794
4.25% 10/26/49	100,000	88,874
4.35% 11/15/47	100,000	90,314
4.55% 2/20/48	159,000	147,230
Eli Lilly & Co.:
2.25% 5/15/50	200,000	130,710
3.95% 3/15/49	100,000	90,302
GlaxoSmithKline Capital PLC 3% 6/1/24	310,000	302,715
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	151,000	172,468
GSK Consumer Healthcare Capital 3.125% 3/24/25	340,000	325,724
GSK Consumer Healthcare Capital U.S. LLC:
3.375% 3/24/27	250,000	233,403
3.625% 3/24/32	250,000	220,632
Johnson & Johnson:
0.55% 9/1/25	100,000	90,886
1.3% 9/1/30	100,000	81,931
2.1% 9/1/40	440,000	309,577
2.25% 9/1/50	100,000	64,928
2.45% 9/1/60	100,000	64,402
3.4% 1/15/38	238,000	206,254
Merck & Co., Inc.:
2.35% 6/24/40	210,000	149,761
2.45% 6/24/50	200,000	131,637
2.75% 12/10/51	150,000	103,799
3.6% 9/15/42	130,000	109,048
3.7% 2/10/45	322,000	269,686
Mylan NV:
5.2% 4/15/48	74,000	57,281
5.4% 11/29/43	100,000	80,255
Novartis Capital Corp.:
2.75% 8/14/50	150,000	107,082
4.4% 5/6/44	120,000	114,024
Pfizer, Inc.:
2.55% 5/28/40	120,000	89,273
2.7% 5/28/50	100,000	70,969
3.2% 9/15/23	80,000	79,066
3.45% 3/15/29	100,000	94,788
3.9% 3/15/39	70,000	62,744
4% 12/15/36	190,000	175,843
4.3% 6/15/43	106,000	98,318
4.4% 5/15/44	110,000	103,285
7.2% 3/15/39	130,000	160,470
Pharmacia LLC 6.6% 12/1/28 (b)	190,000	209,825
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	444,000	418,345
Takeda Pharmaceutical Co. Ltd. 3.025% 7/9/40	330,000	246,779
Viatris, Inc.:
2.7% 6/22/30	428,000	341,393
3.85% 6/22/40	100,000	68,884
4% 6/22/50	70,000	45,527
Wyeth LLC 5.95% 4/1/37	50,000	54,822
Zoetis, Inc.:
3% 9/12/27	50,000	46,177
3.95% 9/12/47	180,000	146,346
		8,151,823
TOTAL HEALTH CARE		29,278,453
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
3.25% 4/1/25	1,040,000	1,011,025
3.75% 5/15/28	100,000	96,036
4.25% 4/1/40	104,000	96,491
4.25% 4/1/50	30,000	27,298
L3Harris Technologies, Inc. 1.8% 1/15/31	435,000	338,432
Lockheed Martin Corp.:
4.07% 12/15/42	110,000	97,290
4.09% 9/15/52	119,000	103,094
4.7% 5/15/46	136,000	128,789
6.15% 9/1/36	100,000	110,370
Northrop Grumman Corp.:
3.25% 1/15/28	100,000	92,761
4.03% 10/15/47	178,000	150,956
4.75% 6/1/43	110,000	103,400
Raytheon Technologies Corp.:
1.9% 9/1/31	470,000	374,164
3.65% 8/16/23	13,000	12,867
3.75% 11/1/46	100,000	79,446
3.95% 8/16/25	80,000	78,672
4.125% 11/16/28	400,000	387,632
4.35% 4/15/47	100,000	87,498
4.45% 11/16/38	360,000	330,027
4.5% 6/1/42	40,000	36,964
5.7% 4/15/40	160,000	165,167
The Boeing Co.:
2.75% 2/1/26	140,000	129,597
2.8% 3/1/23	270,000	268,409
2.95% 2/1/30	220,000	186,841
3.2% 3/1/29	320,000	281,353
3.375% 6/15/46	120,000	79,474
3.75% 2/1/50	70,000	49,099
4.875% 5/1/25	1,090,000	1,079,890
5.705% 5/1/40	700,000	667,009
5.805% 5/1/50	320,000	301,905
6.875% 3/15/39	160,000	168,681
		7,120,637
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.4% 5/15/31	200,000	163,285
3.25% 5/15/41	180,000	130,505
4.05% 2/15/48	80,000	61,277
4.1% 2/1/45	130,000	101,760
4.25% 5/15/30	130,000	122,110
4.9% 1/15/34	100,000	95,456
4.95% 10/17/48	80,000	69,952
5.25% 5/15/50	98,000	90,416
United Parcel Service, Inc.:
3.05% 11/15/27	150,000	143,077
3.9% 4/1/25	350,000	345,332
4.45% 4/1/30	150,000	148,858
5.3% 4/1/50	82,000	86,995
6.2% 1/15/38	234,000	264,379
		1,823,402
Airlines - 0.0%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	210,000	168,887
Southwest Airlines Co.:
5.125% 6/15/27	251,000	252,533
5.25% 5/4/25	130,000	130,728
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/27	149,352	141,315
		693,463
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	300,000	282,990
2.493% 2/15/27	100,000	90,809
2.722% 2/15/30	100,000	85,322
3.377% 4/5/40	150,000	116,753
3.577% 4/5/50	100,000	73,354
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75% 9/15/30	300,000	241,090
2% 9/16/31	180,000	142,169
Masco Corp.:
2% 2/15/31	90,000	69,803
3.125% 2/15/51	50,000	31,302
Owens Corning:
3.4% 8/15/26	100,000	93,510
4.3% 7/15/47	110,000	85,509
		1,312,611
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	400,000	310,552
3.95% 5/15/28	200,000	191,038
Waste Management, Inc.:
1.5% 3/15/31	140,000	110,939
2.4% 5/15/23	250,000	247,145
2.5% 11/15/50	150,000	95,490
3.15% 11/15/27	50,000	46,787
		1,001,951
Electrical Equipment - 0.0%
Eaton Corp. 4.15% 11/2/42	100,000	87,097
Emerson Electric Co. 2.8% 12/21/51	220,000	146,417
		233,514
Industrial Conglomerates - 0.2%
3M Co.:
2.25% 9/19/26	330,000	305,625
2.375% 8/26/29	270,000	232,167
2.875% 10/15/27	210,000	195,207
3.25% 8/26/49	100,000	72,470
3.375% 3/1/29	110,000	102,623
3.7% 4/15/50	96,000	76,382
General Electric Co.:
4.25% 5/1/40	50,000	40,940
4.35% 5/1/50	170,000	144,015
4.5% 3/11/44	200,000	175,740
Honeywell International, Inc.:
1.35% 6/1/25	100,000	92,706
1.95% 6/1/30	100,000	83,618
2.3% 8/15/24	190,000	183,153
2.7% 8/15/29	110,000	98,469
2.8% 6/1/50	200,000	146,926
5% 2/15/33	210,000	216,138
		2,166,179
Machinery - 0.3%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	190,000	183,890
0.45% 5/17/24	670,000	630,171
1.1% 9/14/27	540,000	464,276
Caterpillar, Inc.:
2.6% 4/9/30	210,000	184,294
3.25% 9/19/49	170,000	130,756
3.25% 4/9/50	130,000	100,583
Cummins, Inc. 1.5% 9/1/30	190,000	151,860
Deere & Co. 2.875% 9/7/49	190,000	138,423
Illinois Tool Works, Inc.:
3.5% 3/1/24	450,000	444,103
3.9% 9/1/42	100,000	86,121
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	180,000	166,889
Otis Worldwide Corp.:
2.565% 2/15/30	100,000	85,214
3.362% 2/15/50	80,000	57,272
Parker Hannifin Corp.:
2.7% 6/14/24	300,000	288,334
3.25% 6/14/29	210,000	189,606
4% 6/14/49	110,000	88,905
Stanley Black & Decker, Inc.:
2.75% 11/15/50	151,000	96,412
3% 5/15/32	120,000	102,729
		3,589,838
Professional Services - 0.1%
Thomson Reuters Corp. 4.3% 11/23/23	1,200,000	1,189,011
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3.05% 2/15/51	30,000	21,398
3.25% 6/15/27	550,000	523,250
3.3% 9/15/51	140,000	104,640
4.05% 6/15/48	182,000	156,490
4.15% 12/15/48	100,000	86,952
4.45% 3/15/43	151,000	138,616
5.75% 5/1/40	100,000	106,656
Canadian National Railway Co.:
2.45% 5/1/50	150,000	95,384
3.65% 2/3/48	100,000	81,074
Canadian Pacific Railway Co.:
1.75% 12/2/26	200,000	178,733
2.45% 12/2/31	200,000	166,676
3.1% 12/2/51	200,000	140,612
4.8% 8/1/45	230,000	211,575
CSX Corp.:
3.35% 11/1/25	250,000	241,058
3.8% 3/1/28	50,000	48,040
4.25% 3/15/29	150,000	144,847
4.3% 3/1/48	210,000	182,806
4.75% 11/15/48	160,000	146,396
6.15% 5/1/37	100,000	108,197
Kansas City Southern 3.5% 5/1/50	160,000	116,310
Norfolk Southern Corp.:
2.9% 6/15/26	370,000	348,211
3.155% 5/15/55	100,000	68,000
3.8% 8/1/28	72,000	68,876
3.95% 10/1/42	305,000	255,603
4.1% 5/15/21	100,000	71,139
4.15% 2/28/48	100,000	83,707
Union Pacific Corp.:
2.15% 2/5/27	120,000	109,461
2.75% 3/1/26	360,000	343,132
2.891% 4/6/36	390,000	314,661
3.25% 2/5/50	270,000	201,367
3.375% 2/14/42	150,000	121,459
3.646% 2/15/24	180,000	177,522
3.799% 4/6/71	170,000	128,376
3.85% 2/14/72	230,000	173,693
4% 4/15/47	90,000	74,886
		5,539,803
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
0.7% 2/15/24	680,000	640,383
2.2% 1/15/27	140,000	122,149
3.625% 12/1/27	140,000	125,413
4.625% 10/1/28	350,000	327,015
W.W. Grainger, Inc. 3.75% 5/15/46	120,000	95,863
		1,310,823
TOTAL INDUSTRIALS		25,981,232
INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.0%
Cisco Systems, Inc. 5.5% 1/15/40	192,000	201,734
Electronic Equipment & Components - 0.1%
Corning, Inc. 5.35% 11/15/48	300,000	280,039
Dell International LLC/EMC Corp.:
4.9% 10/1/26	450,000	445,048
5.3% 10/1/29	90,000	89,026
5.45% 6/15/23	60,000	60,035
8.1% 7/15/36	310,000	356,933
8.35% 7/15/46	92,000	107,522
Vontier Corp. 1.8% 4/1/26	180,000	151,762
		1,490,365
IT Services - 0.5%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	430,000	381,113
Fidelity National Information Services, Inc.:
1.15% 3/1/26	246,000	217,006
2.25% 3/1/31	200,000	159,489
Fiserv, Inc.:
2.25% 6/1/27	100,000	89,285
2.75% 7/1/24	370,000	356,131
3.5% 7/1/29	520,000	468,972
4.4% 7/1/49	100,000	82,421
Global Payments, Inc.:
1.2% 3/1/26	350,000	305,260
2.9% 5/15/30	310,000	255,476
5.95% 8/15/52	100,000	91,325
IBM Corp.:
1.95% 5/15/30	100,000	82,161
2.85% 5/15/40	110,000	80,958
2.95% 5/15/50	100,000	66,972
3% 5/15/24	100,000	97,506
3.5% 5/15/29	170,000	158,332
3.625% 2/12/24	1,460,000	1,439,173
4.15% 5/15/39	200,000	175,336
4.7% 2/19/46	204,000	182,367
5.6% 11/30/39	180,000	185,521
MasterCard, Inc.:
3.85% 3/26/50	310,000	270,433
3.95% 2/26/48	100,000	87,885
PayPal Holdings, Inc.:
1.65% 6/1/25	80,000	74,401
2.3% 6/1/30	130,000	107,563
2.85% 10/1/29	280,000	245,231
5.05% 6/1/52	160,000	148,127
The Western Union Co. 2.85% 1/10/25	100,000	95,157
Visa, Inc.:
2% 8/15/50	100,000	62,490
2.05% 4/15/30	430,000	370,507
2.7% 4/15/40	120,000	93,505
3.15% 12/14/25	160,000	154,082
4.3% 12/14/45	402,000	376,370
		6,960,555
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc.:
2.1% 10/1/31	140,000	114,661
2.8% 10/1/41	150,000	112,902
2.95% 4/1/25	240,000	231,464
Applied Materials, Inc.:
4.35% 4/1/47	90,000	82,858
5.1% 10/1/35	120,000	123,094
Broadcom Corp./Broadcom Cayman LP 3.875% 1/15/27	100,000	94,668
Broadcom, Inc.:
2.45% 2/15/31 (c)	160,000	126,234
2.6% 2/15/33 (c)	100,000	75,561
3.137% 11/15/35 (c)	100,000	74,108
3.15% 11/15/25	230,000	218,856
3.419% 4/15/33 (c)	190,000	154,381
3.459% 9/15/26	432,000	408,017
3.469% 4/15/34 (c)	230,000	182,600
3.75% 2/15/51 (c)	420,000	296,397
4.3% 11/15/32	410,000	364,571
5% 4/15/30	292,000	279,662
Intel Corp.:
2% 8/12/31	50,000	40,151
2.45% 11/15/29	720,000	620,894
3.05% 8/12/51	50,000	33,981
3.25% 11/15/49	180,000	126,297
3.734% 12/8/47	110,000	84,497
4.6% 3/25/40	110,000	101,648
4.75% 3/25/50	390,000	350,820
5.05% 8/5/62	240,000	218,050
Lam Research Corp. 2.875% 6/15/50	150,000	105,029
Marvell Technology, Inc. 2.45% 4/15/28	120,000	101,821
Micron Technology, Inc.:
4.663% 2/15/30	120,000	110,869
5.327% 2/6/29	310,000	301,331
NVIDIA Corp.:
2% 6/15/31	480,000	390,245
3.5% 4/1/50	167,000	129,439
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32	300,000	235,744
3.25% 5/11/41	190,000	134,354
3.875% 6/18/26	140,000	133,199
4.3% 6/18/29	100,000	92,094
Qualcomm, Inc.:
2.6% 1/30/23	430,000	428,781
4.3% 5/20/47	213,000	186,884
4.5% 5/20/52	180,000	159,750
4.8% 5/20/45	130,000	124,625
Texas Instruments, Inc.:
2.9% 11/3/27	160,000	149,564
3.875% 3/15/39	210,000	187,674
		7,487,775
Software - 0.7%
Adobe, Inc. 2.15% 2/1/27	240,000	220,293
Microsoft Corp.:
2.4% 8/8/26	520,000	489,101
2.525% 6/1/50	280,000	192,833
2.675% 6/1/60	200,000	135,165
2.921% 3/17/52	170,000	126,115
3.3% 2/6/27	1,650,000	1,595,938
3.45% 8/8/36	610,000	555,359
3.75% 2/12/45	100,000	88,147
5.3% 2/8/41	280,000	303,734
Oracle Corp.:
2.5% 4/1/25	1,290,000	1,220,167
2.65% 7/15/26	100,000	92,127
2.875% 3/25/31	690,000	577,142
3.25% 11/15/27	600,000	553,389
3.6% 4/1/40	230,000	172,726
3.6% 4/1/50	210,000	146,094
3.8% 11/15/37	100,000	79,194
3.85% 4/1/60	70,000	47,208
3.9% 5/15/35	100,000	83,592
3.95% 3/25/51	200,000	146,354
4% 11/15/47	388,000	286,963
4.1% 3/25/61	140,000	99,583
4.375% 5/15/55	200,000	152,064
5.375% 7/15/40	120,000	110,874
6.125% 7/8/39	114,000	113,780
6.25% 11/9/32	150,000	158,274
Roper Technologies, Inc.:
1% 9/15/25	60,000	53,971
1.4% 9/15/27	60,000	51,280
1.75% 2/15/31	60,000	46,558
2% 6/30/30	400,000	320,475
Salesforce.com, Inc.:
1.95% 7/15/31	100,000	81,388
2.9% 7/15/51	300,000	208,357
3.7% 4/11/28	140,000	135,251
VMware, Inc. 1.4% 8/15/26	690,000	606,834
		9,250,330
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
1.125% 5/11/25	500,000	461,974
1.7% 8/5/31	280,000	227,526
2.05% 9/11/26	290,000	267,029
2.375% 2/8/41	440,000	322,136
2.4% 1/13/23	1,242,000	1,238,612
2.55% 8/20/60	110,000	70,833
2.85% 8/5/61	490,000	332,784
2.95% 9/11/49	180,000	132,204
3% 2/9/24	650,000	638,581
3% 11/13/27	890,000	841,597
3.35% 2/9/27	240,000	232,235
3.75% 11/13/47	90,000	77,379
4.375% 5/13/45	120,000	114,112
4.5% 2/23/36	110,000	111,105
4.65% 2/23/46	201,000	196,289
Hewlett Packard Enterprise Co. 4.9% 10/15/25 (b)	1,108,000	1,106,730
HP, Inc.:
2.2% 6/17/25	190,000	177,315
2.65% 6/17/31	100,000	78,371
3.4% 6/17/30	250,000	215,567
4.2% 4/15/32	140,000	123,094
5.5% 1/15/33	100,000	95,546
		7,061,019
TOTAL INFORMATION TECHNOLOGY		32,451,778
MATERIALS - 0.8%
Chemicals - 0.5%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	100,000	91,826
2.05% 5/15/30	40,000	33,601
2.7% 5/15/40	40,000	30,065
2.8% 5/15/50	40,000	27,919
Celanese U.S. Holdings LLC 6.165% 7/15/27	520,000	508,950
CF Industries Holdings, Inc. 5.375% 3/15/44	130,000	119,575
DuPont de Nemours, Inc.:
4.493% 11/15/25	320,000	317,440
4.725% 11/15/28	100,000	99,655
5.319% 11/15/38	310,000	301,095
Eastman Chemical Co. 4.5% 12/1/28	226,000	215,308
Ecolab, Inc.:
1.3% 1/30/31	400,000	308,171
2.125% 8/15/50	150,000	87,053
International Flavors & Fragrances, Inc. 4.45% 9/26/28	130,000	121,856
Linde, Inc./Connecticut 3.2% 1/30/26	230,000	222,469
LYB International Finance BV 4% 7/15/23	87,000	86,237
LYB International Finance II BV 3.5% 3/2/27	680,000	629,074
LYB International Finance III LLC:
3.375% 10/1/40	110,000	79,802
3.625% 4/1/51	110,000	75,100
3.8% 10/1/60	100,000	66,330
Nutrien Ltd.:
3.95% 5/13/50	170,000	133,638
4.125% 3/15/35	150,000	131,550
4.2% 4/1/29	32,000	30,283
5% 4/1/49	56,000	51,340
Rohm & Haas Co. 7.85% 7/15/29	120,000	134,481
Sherwin-Williams Co.:
3.125% 6/1/24	160,000	155,678
3.45% 6/1/27	210,000	197,117
4.5% 6/1/47	200,000	173,247
The Dow Chemical Co.:
2.1% 11/15/30	450,000	359,529
3.6% 11/15/50	170,000	121,484
5.55% 11/30/48	80,000	75,628
The Mosaic Co. 4.05% 11/15/27	170,000	162,202
Westlake Corp. 3.6% 8/15/26	858,000	806,063
		5,953,766
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
2.5% 3/15/30	110,000	91,821
4.25% 12/15/47	120,000	98,308
		190,129
Containers & Packaging - 0.1%
International Paper Co. 5% 9/15/35	328,000	317,846
WRKCo, Inc.:
3.9% 6/1/28	170,000	156,561
4.65% 3/15/26	400,000	392,877
		867,284
Metals & Mining - 0.2%
Barrick North America Finance LLC 5.7% 5/30/41	142,000	143,284
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39	100,000	103,139
BHP Billiton Financial (U.S.A.) Ltd.:
4.125% 2/24/42	100,000	88,329
5% 9/30/43	151,000	149,692
Freeport-McMoRan, Inc.:
4.625% 8/1/30	190,000	173,455
5.45% 3/15/43	160,000	143,450
Newmont Corp.:
2.25% 10/1/30	160,000	129,299
4.875% 3/15/42	100,000	91,342
5.45% 6/9/44	100,000	96,110
Nucor Corp.:
2.979% 12/15/55	110,000	68,590
3.125% 4/1/32	100,000	85,409
Rio Tinto Finance (U.S.A.) Ltd. 5.2% 11/2/40	324,000	328,526
Southern Copper Corp.:
3.875% 4/23/25	210,000	202,493
5.875% 4/23/45	178,000	177,255
7.5% 7/27/35	110,000	122,513
Vale Overseas Ltd.:
3.75% 7/8/30	500,000	435,625
6.875% 11/21/36	120,000	125,400
		2,663,911
Paper & Forest Products - 0.0%
Suzano Austria GmbH:
2.5% 9/15/28	320,000	264,064
6% 1/15/29	230,000	227,200
		491,264
TOTAL MATERIALS		10,166,354
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	250,000	190,621
3.375% 8/15/31	340,000	296,653
4.85% 4/15/49	140,000	120,242
American Homes 4 Rent LP 3.375% 7/15/51	110,000	70,315
American Tower Corp.:
1.3% 9/15/25	120,000	107,924
2.1% 6/15/30	120,000	96,396
3.1% 6/15/50	120,000	79,310
3.6% 1/15/28	70,000	64,387
3.8% 8/15/29	100,000	91,490
AvalonBay Communities, Inc.:
2.3% 3/1/30	408,000	343,752
3.35% 5/15/27	170,000	158,081
Boston Properties, Inc.:
2.75% 10/1/26	100,000	90,728
3.25% 1/30/31	227,000	189,745
4.5% 12/1/28	280,000	260,743
Corporate Office Properties LP 2.75% 4/15/31	110,000	83,114
Crown Castle International Corp.:
1.35% 7/15/25	90,000	81,905
2.25% 1/15/31	100,000	80,876
3.25% 1/15/51	190,000	129,978
3.65% 9/1/27	464,000	433,092
EPR Properties 4.5% 6/1/27	210,000	182,166
Equinix, Inc.:
1.45% 5/15/26	200,000	176,291
2.5% 5/15/31	210,000	169,121
ERP Operating LP:
1.85% 8/1/31	240,000	188,120
2.5% 2/15/30	160,000	134,030
3.5% 3/1/28	160,000	148,491
Federal Realty Investment Trust 1.25% 2/15/26	200,000	177,104
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	310,000	303,598
Healthpeak Properties, Inc.:
2.875% 1/15/31	430,000	363,916
3% 1/15/30	320,000	276,406
Kilroy Realty LP 2.65% 11/15/33	100,000	71,177
Kimco Realty Corp.:
1.9% 3/1/28	610,000	512,907
2.8% 10/1/26	216,000	198,845
National Retail Properties, Inc. 3% 4/15/52	200,000	121,907
Office Properties Income Trust 2.4% 2/1/27	100,000	72,261
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	140,000	130,495
4.75% 1/15/28	201,000	185,533
Prologis LP:
1.625% 3/15/31	150,000	115,727
1.75% 2/1/31	340,000	267,041
2.125% 4/15/27	170,000	153,214
2.125% 10/15/50	100,000	57,461
Realty Income Corp.:
2.85% 12/15/32	338,000	277,335
3.25% 1/15/31	238,000	207,898
Regency Centers LP 3.7% 6/15/30	150,000	131,118
Simon Property Group LP:
2% 9/13/24	420,000	397,834
2.2% 2/1/31	250,000	198,706
2.65% 7/15/30	138,000	116,196
3.375% 12/1/27	150,000	139,405
3.5% 9/1/25	230,000	221,242
4.25% 11/30/46	116,000	91,739
4.75% 3/15/42	110,000	95,026
UDR, Inc.:
2.1% 6/15/33	100,000	72,543
3% 8/15/31	100,000	82,683
Ventas Realty LP:
4% 3/1/28	184,000	171,557
4.875% 4/15/49	160,000	135,939
VICI Properties LP:
4.75% 2/15/28	330,000	311,078
5.125% 5/15/32	140,000	131,321
Welltower, Inc.:
2.75% 1/15/32	110,000	87,357
4.25% 4/15/28	174,000	164,645
Weyerhaeuser Co. 4% 11/15/29	270,000	247,622
		10,256,407
Real Estate Management & Development - 0.0%
Digital Realty Trust LP 3.7% 8/15/27	230,000	214,554
Essex Portfolio LP:
2.65% 3/15/32	210,000	167,118
3.875% 5/1/24	120,000	117,427
Mid-America Apartments LP 4.2% 6/15/28	260,000	246,843
Tanger Properties LP 3.125% 9/1/26	100,000	90,263
		836,205
TOTAL REAL ESTATE		11,092,612
UTILITIES - 1.9%
Electric Utilities - 1.4%
AEP Texas, Inc. 3.45% 5/15/51	70,000	49,303
AEP Transmission Co. LLC:
2.75% 8/15/51	100,000	63,878
3.65% 4/1/50	139,000	105,813
Alabama Power Co. 1.45% 9/15/30	800,000	626,534
American Electric Power Co., Inc.:
3.25% 3/1/50	174,000	117,709
4.3% 12/1/28	194,000	185,900
Appalachian Power Co. 7% 4/1/38	100,000	111,883
Arizona Public Service Co. 3.35% 5/15/50	200,000	134,408
Baltimore Gas & Electric Co. 2.9% 6/15/50	120,000	80,728
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	70,000	51,972
4.25% 2/1/49	185,000	160,602
Cincinnati Gas & Electric Co.:
3.65% 2/1/29	210,000	196,037
4.3% 2/1/49	65,000	53,799
Commonwealth Edison Co.:
2.75% 9/1/51	200,000	130,506
4% 3/1/48	208,000	173,438
Dominion Energy South Carolina 2.3% 12/1/31	230,000	186,986
DTE Electric Co.:
3.95% 3/1/49	56,000	46,400
4.05% 5/15/48	100,000	83,382
Duke Energy Carolinas LLC:
3.75% 6/1/45	150,000	118,765
4% 9/30/42	179,000	150,337
4.25% 12/15/41	130,000	113,373
Duke Energy Corp.:
2.45% 6/1/30	200,000	168,070
3.15% 8/15/27	352,000	326,460
3.3% 6/15/41	390,000	289,576
3.75% 9/1/46	110,000	82,085
4.2% 6/15/49	310,000	246,127
Duke Energy Florida LLC 4.2% 7/15/48	140,000	118,411
Duke Energy Industries, Inc. 6.35% 8/15/38	170,000	183,186
Duke Energy Progress LLC:
2% 8/15/31	270,000	215,037
4.2% 8/15/45	180,000	152,450
Edison International 4.125% 3/15/28	100,000	92,407
Entergy Corp.:
0.9% 9/15/25	500,000	445,692
2.4% 6/15/31	120,000	95,591
3.75% 6/15/50	190,000	143,035
Entergy Louisiana LLC:
3.12% 9/1/27	310,000	287,541
4% 3/15/33	190,000	172,792
Entergy, Inc.:
3.35% 6/15/52	100,000	71,474
3.55% 9/30/49	194,000	142,359
Eversource Energy:
2.55% 3/15/31	200,000	166,137
3.45% 1/15/50	120,000	87,666
Exelon Corp.:
3.95% 6/15/25	163,000	159,661
4.05% 4/15/30	370,000	349,075
4.7% 4/15/50	110,000	97,087
5.1% 6/15/45	160,000	150,703
FirstEnergy Corp.:
1.6% 1/15/26	97,000	85,764
2.25% 9/1/30	150,000	119,224
5.35% 7/15/47	150,000	132,168
Florida Power & Light Co.:
3.99% 3/1/49	133,000	112,051
4.05% 6/1/42	210,000	182,747
4.05% 10/1/44	170,000	145,886
4.125% 2/1/42	240,000	210,857
Georgia Power Co. 2.65% 9/15/29	360,000	309,213
Indiana Michigan Power Co. 3.25% 5/1/51	80,000	55,283
Interstate Power and Light Co. 2.3% 6/1/30	104,000	85,615
Kentucky Utilities Co. 5.125% 11/1/40	170,000	161,272
MidAmerican Energy Co.:
3.65% 8/1/48	280,000	220,490
3.95% 8/1/47	100,000	82,598
4.25% 7/15/49	100,000	86,172
Mississippi Power Co. 3.95% 3/30/28	120,000	112,653
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	300,000	267,436
2.44% 1/15/32	400,000	325,802
Northern States Power Co.:
2.6% 6/1/51	300,000	193,886
4% 8/15/45	110,000	91,559
NSTAR Electric Co. 4.95% 9/15/52	100,000	97,321
Oglethorpe Power Corp.:
3.75% 8/1/50	100,000	72,324
5.95% 11/1/39	110,000	107,440
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	100,000	71,490
3.8% 6/1/49	280,000	226,391
Pacific Gas & Electric Co.:
2.5% 2/1/31	320,000	250,952
3.15% 1/1/26	110,000	101,931
3.3% 8/1/40	100,000	69,753
3.5% 6/15/25	506,000	477,953
3.75% 2/15/24	320,000	313,996
4.2% 3/1/29	200,000	179,368
4.55% 7/1/30	603,000	550,067
4.75% 2/15/44	100,000	78,211
4.95% 7/1/50	230,000	184,127
5.9% 6/15/32	300,000	292,776
PacifiCorp:
2.9% 6/15/52	100,000	67,444
6% 1/15/39	100,000	104,790
PG&E Wildfire Recovery:
5.099% 6/1/54	150,000	144,567
5.212% 12/1/49	150,000	147,099
PPL Capital Funding, Inc. 4% 9/15/47	90,000	65,356
PPL Electric Utilities Corp. 3% 10/1/49	70,000	47,826
Public Service Co. of Colorado:
3.2% 3/1/50	110,000	79,604
6.25% 9/1/37	130,000	142,813
Public Service Electric & Gas Co.:
2.45% 1/15/30	80,000	68,961
3% 5/15/25	220,000	211,107
3.15% 1/1/50	80,000	56,804
3.2% 8/1/49	110,000	79,027
Puget Sound Energy, Inc. 4.3% 5/20/45	130,000	109,215
Southern California Edison Co.:
2.95% 2/1/51	250,000	164,238
3.5% 10/1/23	566,000	558,056
3.65% 2/1/50	220,000	164,156
3.9% 3/15/43	230,000	176,096
4.05% 3/15/42	100,000	80,239
4.65% 10/1/43	158,000	138,243
6.05% 3/15/39	100,000	101,740
Southern Co.:
3.25% 7/1/26	765,000	726,538
4.4% 7/1/46	253,000	212,612
Tampa Electric Co. 4.45% 6/15/49	140,000	118,651
Union Electric Co. 3.9% 4/1/52	120,000	97,903
Virginia Electric & Power Co.:
2.45% 12/15/50	100,000	60,571
3.8% 4/1/28	90,000	85,900
3.8% 9/15/47	180,000	140,663
4.6% 12/1/48	208,000	182,571
4.625% 5/15/52	100,000	88,949
6% 5/15/37	120,000	125,805
Wisconsin Electric Power Co. 1.7% 6/15/28	490,000	420,063
Xcel Energy, Inc.:
3.35% 12/1/26	316,000	299,602
3.4% 6/1/30	73,000	65,184
		18,571,544
Gas Utilities - 0.1%
Atmos Energy Corp.:
2.85% 2/15/52	100,000	65,838
4.125% 10/15/44	210,000	174,887
CenterPoint Energy Resources Corp. 1.75% 10/1/30	100,000	79,825
Dominion Gas Holdings LLC 2.5% 11/15/24	80,000	76,030
Piedmont Natural Gas Co., Inc. 3.35% 6/1/50	100,000	69,098
Southern California Gas Co.:
2.55% 2/1/30	100,000	85,818
4.3% 1/15/49	130,000	107,455
Southern Co. Gas Capital Corp. 3.15% 9/30/51	250,000	164,450
		823,401
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 4.75% 6/15/46	100,000	79,197
Exelon Generation Co. LLC:
3.25% 6/1/25	100,000	96,002
5.6% 6/15/42	130,000	126,993
		302,192
Multi-Utilities - 0.4%
Ameren Corp. 3.5% 1/15/31	250,000	222,592
Berkshire Hathaway Energy Co.:
1.65% 5/15/31	160,000	124,537
3.25% 4/15/28	250,000	232,681
4.45% 1/15/49	100,000	87,755
4.5% 2/1/45	180,000	158,604
4.6% 5/1/53 (c)	100,000	90,493
5.95% 5/15/37	120,000	124,796
6.125% 4/1/36	110,000	117,314
Consolidated Edison Co. of New York, Inc.:
3.85% 6/15/46	100,000	79,409
3.95% 4/1/50	245,000	199,712
4.5% 5/15/58	220,000	184,509
4.65% 12/1/48	80,000	70,267
6.75% 4/1/38	110,000	121,116
Consumers Energy Co.:
2.65% 8/15/52	200,000	127,628
3.1% 8/15/50	200,000	140,815
Dominion Energy, Inc.:
3.375% 4/1/30	340,000	301,191
4.85% 8/15/52	280,000	248,243
DTE Energy Co. 3.8% 3/15/27	90,000	83,575
NiSource, Inc.:
0.95% 8/15/25	700,000	631,203
1.7% 2/15/31	370,000	285,150
3.49% 5/15/27	442,000	417,336
Puget Energy, Inc. 4.1% 6/15/30	253,000	227,297
San Diego Gas & Electric Co. 4.1% 6/15/49	130,000	107,341
Sempra Energy:
3.4% 2/1/28	50,000	46,249
3.8% 2/1/38	270,000	219,827
4% 2/1/48	136,000	104,719
		4,754,359
Water Utilities - 0.0%
American Water Capital Corp.:
2.3% 6/1/31	220,000	181,105
2.95% 9/1/27	310,000	286,459
3.75% 9/1/47	213,000	167,941
4.3% 12/1/42	100,000	87,671
		723,176
TOTAL UTILITIES		25,174,672
TOTAL NONCONVERTIBLE BONDS (Cost $391,429,406)		334,744,717

U.S. Government and Government Agency Obligations - 43.9%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.7%
Fannie Mae:
0.375% 8/25/25	238,000	214,848
0.5% 6/17/25	650,000	591,947
0.625% 4/22/25	90,000	82,424
0.75% 10/8/27	250,000	215,601
0.875% 8/5/30	108,000	85,946
1.75% 7/2/24	930,000	890,725
2.375% 1/19/23	655,000	653,149
2.875% 9/12/23	150,000	147,765
6.625% 11/15/30	650,000	761,629
Federal Home Loan Bank:
0.375% 9/4/25	175,000	157,753
0.5% 4/14/25	390,000	358,341
1.5% 8/15/24	125,000	118,743
2.5% 2/13/24	230,000	224,595
3.25% 6/9/28	210,000	201,916
3.25% 11/16/28	30,000	29,018
Freddie Mac:
0.25% 8/24/23	450,000	435,230
0.25% 12/4/23	958,000	914,771
0.375% 7/21/25	480,000	434,566
0.375% 9/23/25	370,000	332,943
1.5% 2/12/25	630,000	592,454
2.75% 6/19/23	50,000	49,444
6.25% 7/15/32	110,000	128,915
6.75% 3/15/31	390,000	462,813
Tennessee Valley Authority:
0.75% 5/15/25	560,000	510,795
2.875% 2/1/27	145,000	138,124
4.25% 9/15/65	210,000	187,740
5.25% 9/15/39	420,000	440,093
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		9,362,288
U.S. Treasury Obligations - 43.2%
U.S. Treasury Bonds:
1.125% 5/15/40	2,000	1,280
1.125% 8/15/40	76,000	48,269
1.25% 5/15/50	5,588,000	3,117,056
1.375% 11/15/40	4,356,000	2,888,743
1.375% 8/15/50	3,300,000	1,903,172
1.625% 11/15/50	6,241,000	3,854,793
1.75% 8/15/41	9,847,000	6,869,821
1.875% 2/15/41	14,910,000	10,774,805
1.875% 2/15/51	9,063,000	5,975,916
1.875% 11/15/51	4,704,000	3,093,431
2% 11/15/41	5,180,000	3,772,699
2% 2/15/50	683,000	466,548
2% 8/15/51	8,892,000	6,043,087
2.25% 5/15/41	12,975,000	9,969,970
2.25% 8/15/46	148,000	107,479
2.25% 8/15/49	267,000	193,982
2.25% 2/15/52	1,610,000	1,162,659
2.375% 11/15/49	38,000	28,402
2.375% 5/15/51	6,825,000	5,075,561
2.5% 2/15/45	763,000	588,255
2.5% 2/15/46	329,000	252,071
2.5% 5/15/46	122,000	93,316
2.75% 11/15/42	329,000	270,178
2.75% 8/15/47	177,000	142,008
2.75% 11/15/47	157,000	125,962
2.875% 8/15/45	268,000	220,650
2.875% 11/15/46	359,000	295,235
2.875% 5/15/49	361,000	299,165
2.875% 5/15/52	2,960,000	2,460,500
3% 5/15/42	238,000	205,294
3% 11/15/44	1,614,000	1,364,082
3% 11/15/45	76,000	63,974
3% 2/15/47	83,000	69,723
3% 5/15/47	197,000	165,611
3% 2/15/48	121,000	101,938
3% 8/15/48	188,000	158,845
3% 2/15/49	264,000	223,977
3% 8/15/52	7,790,000	6,670,188
3.125% 11/15/41	229,000	202,495
3.125% 2/15/42	264,000	233,362
3.125% 8/15/44	1,405,000	1,214,282
3.125% 5/15/48	48,000	41,458
3.25% 5/15/42	6,930,000	6,225,089
3.375% 8/15/42	9,060,000	8,288,484
3.375% 5/15/44	856,000	772,339
3.375% 11/15/48	68,000	61,702
3.625% 8/15/43	86,000	81,058
3.625% 2/15/44	1,464,000	1,376,903
3.75% 8/15/41	225,000	218,856
3.75% 11/15/43	94,000	90,203
3.875% 8/15/40	126,000	125,655
4% 11/15/42	900,000	904,219
4% 11/15/52	1,200,000	1,248,000
4.375% 2/15/38	81,000	86,933
4.375% 11/15/39	5,000	5,338
4.375% 5/15/41	433,000	459,640
4.5% 2/15/36	223,000	243,253
4.5% 5/15/38	69,000	75,054
5% 5/15/37	391,000	446,672
U.S. Treasury Notes:
0.125% 2/28/23	10,000	9,895
0.125% 5/15/23	17,000	16,661
0.125% 6/30/23	78,000	75,931
0.125% 9/15/23	2,000	1,929
0.125% 10/15/23	130,000	124,861
0.125% 12/15/23	684,000	652,125
0.125% 1/15/24	3,385,000	3,218,262
0.125% 2/15/24	8,876,000	8,407,930
0.25% 4/15/23	9,000	8,858
0.25% 3/15/24	1,012,000	956,933
0.25% 5/15/24	1,778,000	1,669,861
0.25% 5/31/25	3,401,000	3,085,876
0.25% 6/30/25	4,190,000	3,798,170
0.25% 7/31/25	2,494,000	2,252,199
0.25% 8/31/25	7,956,000	7,159,157
0.25% 9/30/25	4,049,000	3,642,993
0.375% 4/15/24	5,103,000	4,816,554
0.375% 8/15/24	1,560,000	1,455,309
0.375% 9/15/24	2,850,000	2,652,615
0.375% 4/30/25	4,471,000	4,081,534
0.375% 11/30/25	7,467,000	6,693,174
0.375% 12/31/25	8,153,000	7,299,164
0.375% 1/31/26	9,105,000	8,118,744
0.375% 7/31/27	3,005,000	2,563,171
0.375% 9/30/27	3,744,000	3,175,965
0.5% 3/15/23	15,000	14,829
0.5% 3/31/25	6,279,000	5,769,077
0.5% 2/28/26	5,602,000	5,001,754
0.5% 4/30/27	546,000	472,098
0.5% 5/31/27	4,423,000	3,810,864
0.5% 6/30/27	856,000	735,792
0.5% 8/31/27	2,377,000	2,032,892
0.625% 10/15/24	10,240,000	9,551,600
0.625% 7/31/26	3,960,000	3,508,158
0.625% 3/31/27	884,000	769,667
0.625% 11/30/27	2,407,000	2,057,421
0.625% 12/31/27	1,696,000	1,446,304
0.625% 5/15/30	4,618,000	3,711,718
0.625% 8/15/30	644,000	514,445
0.75% 11/15/24	3,910,000	3,645,311
0.75% 3/31/26	6,314,000	5,677,914
0.75% 4/30/26	3,206,000	2,873,628
0.75% 5/31/26	3,183,000	2,845,304
0.75% 8/31/26	5,654,000	5,021,459
0.75% 1/31/28	4,807,000	4,116,933
0.875% 1/31/24	8,010,000	7,668,323
0.875% 6/30/26	894,000	801,422
0.875% 9/30/26	6,070,000	5,407,279
1% 12/15/24	2,830,000	2,647,266
1% 7/31/28	1,260,000	1,080,401
1.125% 1/15/25	14,200,000	13,284,211
1.125% 2/28/25	748,000	698,036
1.125% 10/31/26	8,680,000	7,794,369
1.125% 2/29/28	5,030,000	4,389,461
1.125% 8/31/28	5,215,000	4,496,919
1.25% 8/31/24	3,036,000	2,871,985
1.25% 12/31/26	7,670,000	6,899,405
1.25% 3/31/28	5,759,000	5,049,023
1.25% 4/30/28	3,357,000	2,937,768
1.25% 5/31/28	2,807,000	2,452,287
1.25% 6/30/28	7,024,000	6,122,404
1.25% 9/30/28	2,821,000	2,445,895
1.25% 8/15/31	7,737,000	6,369,123
1.375% 1/31/25	975,000	916,881
1.375% 8/31/26	366,000	332,960
1.375% 10/31/28	12,960,000	11,297,475
1.375% 12/31/28	2,240,000	1,950,725
1.5% 9/30/24	3,446,000	3,268,989
1.5% 10/31/24	3,676,000	3,482,723
1.5% 11/30/24	2,663,000	2,517,991
1.5% 2/15/25	3,310,000	3,115,279
1.5% 8/15/26	283,000	258,834
1.5% 1/31/27	5,829,000	5,289,818
1.5% 11/30/28	1,062,000	931,366
1.5% 2/15/30	724,000	625,440
1.625% 2/15/26	702,000	650,721
1.625% 9/30/26	1,345,000	1,234,826
1.625% 11/30/26	454,000	415,321
1.625% 8/15/29	2,954,000	2,594,097
1.625% 5/15/31	9,580,000	8,188,655
1.75% 6/30/24	1,417,000	1,357,442
1.75% 7/31/24	1,867,000	1,784,371
1.75% 12/31/24	3,742,000	3,553,000
1.75% 3/15/25	3,230,000	3,055,611
1.75% 12/31/26	415,000	381,379
1.75% 1/31/29	4,210,000	3,738,348
1.875% 8/31/24	501,000	478,964
1.875% 7/31/26	800,000	742,781
1.875% 2/28/29	820,000	733,740
2% 5/31/24	5,025,000	4,837,740
2% 6/30/24	210,000	201,912
2% 11/15/26	562,000	521,979
2.125% 12/31/22	92,000	91,856
2.125% 2/29/24	551,000	534,190
2.125% 3/31/24	612,000	592,253
2.125% 7/31/24	150,000	144,223
2.125% 11/30/24	320,000	306,463
2.25% 12/31/23	50,000	48,684
2.25% 3/31/24	13,520,000	13,109,119
2.25% 4/30/24	1,173,000	1,135,015
2.25% 12/31/24	30,000	28,766
2.25% 2/15/27	817,000	764,214
2.25% 8/15/27	1,371,000	1,276,851
2.25% 11/15/27	255,000	236,672
2.375% 1/31/23	86,000	85,735
2.375% 2/29/24	2,090,000	2,033,260
2.375% 5/15/27	1,576,000	1,478,670
2.375% 3/31/29	2,590,000	2,383,508
2.375% 5/15/29	473,000	435,178
2.5% 1/31/24	2,144,000	2,091,824
2.5% 4/30/24	930,000	903,190
2.5% 5/31/24	3,730,000	3,617,663
2.5% 1/31/25	37,000	35,623
2.5% 2/28/26	273,000	260,160
2.5% 3/31/27	11,290,000	10,661,553
2.625% 12/31/25	118,000	113,128
2.625% 1/31/26	420,000	402,281
2.625% 5/31/27	3,110,000	2,951,706
2.625% 2/15/29	1,038,000	970,368
2.625% 7/31/29	18,080,000	16,868,075
2.75% 4/30/23	21,000	20,841
2.75% 2/15/24	70,000	68,447
2.75% 2/28/25	280,000	270,955
2.75% 5/15/25	100,000	96,609
2.75% 6/30/25	237,000	229,048
2.75% 8/31/25	304,000	293,134
2.75% 4/30/27	1,920,000	1,831,800
2.75% 7/31/27	4,190,000	3,992,284
2.75% 2/15/28	629,000	596,493
2.75% 8/15/32	19,855,000	18,390,694
2.875% 4/30/25	81,000	78,485
2.875% 6/15/25	1,170,000	1,133,803
2.875% 7/31/25	258,000	249,857
2.875% 11/30/25	288,000	278,280
2.875% 5/15/28	231,000	220,028
2.875% 8/15/28	1,186,000	1,127,951
2.875% 4/30/29	290,000	274,820
2.875% 5/15/32	1,470,000	1,377,895
3% 6/30/24	510,000	497,967
3% 7/31/24	8,230,000	8,035,502
3% 7/15/25	910,000	883,695
3% 10/31/25	535,000	518,971
3.125% 8/15/25	6,350,000	6,185,545
3.125% 8/31/27	3,090,000	2,995,610
3.125% 11/15/28	331,000	318,678
3.125% 8/31/29	2,250,000	2,164,307
3.25% 8/31/24	2,470,000	2,420,118
3.25% 6/30/27	3,320,000	3,233,628
3.25% 6/30/29	1,750,000	1,695,449
3.5% 9/15/25	4,490,000	4,417,739
3.875% 9/30/29	7,990,000	8,044,931
3.875% 11/30/29	2,330,000	2,350,388
4% 10/31/29	3,950,000	4,009,867
4.125% 9/30/27	5,940,000	6,012,394
4.125% 10/31/27	7,580,000	7,676,527
4.125% 11/15/32	3,490,000	3,626,328
4.25% 9/30/24	5,680,000	5,662,916
4.25% 10/15/25	10,580,000	10,618,848
4.375% 10/31/24	5,950,000	5,948,605
4.5% 11/15/25	2,900,000	2,932,625
TOTAL U.S. TREASURY OBLIGATIONS		577,251,914
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $646,877,136)		586,614,202

U.S. Government Agency - Mortgage Securities - 27.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 12.0%
1.5% 10/1/36 to 4/1/52	16,362,326	13,506,138
2% 6/1/27 to 6/1/52	56,547,250	47,380,667
2.5% 4/1/30 to 7/1/52	34,688,435	30,286,236
3% 12/1/26 to 7/1/52	31,993,055	28,902,528
3.5% 5/1/24 to 8/1/52	18,005,413	16,877,657
4% 4/1/26 to 10/1/52	11,651,402	11,144,896
4.5% 10/1/39 to 11/1/52	5,919,272	5,810,339
5% 11/1/44 to 11/1/52	4,583,692	4,615,063
5.5% 9/1/40 to 12/1/52	1,630,153	1,654,241
6% 12/1/52	500,000	511,892
TOTAL FANNIE MAE		160,689,657
Freddie Mac - 8.5%
1.5% 10/1/36 to 2/1/52	6,203,497	5,150,928
2% 3/1/28 to 5/1/52	46,454,923	39,014,573
2% 9/1/35	1,317,401	1,191,231
2% 11/1/35	306,003	276,218
2% 11/1/35	390,546	352,533
2.5% 2/1/30 to 4/1/52	37,930,863	32,775,232
3% 2/1/29 to 7/1/52	10,451,860	9,427,695
3.5% 12/1/25 to 9/1/52	10,200,599	9,478,717
4% 6/1/34 to 11/1/52	9,239,264	8,858,760
4% 4/1/48	892	862
4.5% 7/1/41 to 9/1/52	5,385,471	5,283,043
5% 8/1/48 to 9/1/52	1,292,374	1,293,596
5.5% 6/1/49	130,711	132,472
TOTAL FREDDIE MAC		113,235,860
Ginnie Mae - 5.7%
1.5% 4/20/51 to 5/20/51	194,477	158,174
2% 3/20/51 to 8/20/52	19,992,556	17,040,486
2.5% 3/20/47 to 6/20/52	21,453,964	18,918,824
3% 7/20/42 to 5/20/52	15,124,851	13,764,216
3% 12/1/52 (e)	400,000	360,774
3.5% 5/20/44 to 8/20/52	11,130,943	10,427,364
3.5% 12/1/52 (e)	500,000	463,857
3.5% 12/1/52 (e)	200,000	185,543
4% 12/20/45 to 10/20/52	6,677,548	6,406,618
4% 12/1/52 (e)	600,000	572,661
4.5% 6/20/45 to 11/20/52	4,344,029	4,272,428
4.5% 12/1/52 (e)	600,000	587,742
5% 11/20/45 to 11/20/52	2,076,449	2,086,822
5% 12/1/52 (e)	300,000	299,847
5.5% 12/20/44 to 12/20/48	85,950	88,637
5.5% 12/1/52 (e)	500,000	506,504
TOTAL GINNIE MAE		76,140,497
Uniform Mortgage Backed Securities - 0.9%
1.5% 12/1/52 (e)	500,000	388,401
2% 12/1/37 (e)	1,400,000	1,257,638
2% 12/1/52 (e)	2,200,000	1,809,363
2% 12/1/52 (e)	500,000	411,219
2.5% 12/1/52 (e)	1,400,000	1,196,344
2.5% 12/1/52 (e)	300,000	256,359
3% 12/1/37 (e)	200,000	188,219
3% 12/1/52 (e)	900,000	796,711
3% 12/1/52 (e)	100,000	88,523
3.5% 12/1/37 (e)	200,000	192,375
3.5% 12/1/52 (e)	700,000	641,375
4% 12/1/37 (e)	100,000	97,891
4% 12/1/52 (e)	600,000	567,750
4% 12/1/52 (e)	300,000	283,875
4.5% 12/1/52 (e)	1,600,000	1,557,501
5% 12/1/52 (e)	900,000	896,062
5.5% 12/1/52 (e)	800,000	809,125
6% 12/1/52 (e)	300,000	306,891
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		11,745,622
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $410,900,744)		361,811,636

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	111,000	100,983
1.39% 7/15/30	280,000	232,699
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	283,281	273,582
Series 2022-3 Class A2A, 3.97% 4/15/27	630,000	613,512
Citibank Credit Card Issuance Trust:
Series 2018-A6 Class A6, 3.21% 12/9/24	200,000	199,956
Series 2018-A7 Class A7, 3.96% 10/13/30	250,000	238,528
Discover Card Execution Note Trust Series 2018-A1 Class A1, 3.03% 8/15/25	100,000	99,655
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	108,171	107,765
Ford Credit Floorplan Master Owner Trust:
Series 2018-2 Class A, 3.17% 3/15/25	50,000	49,713
Series 2018-4 Class A, 4.06% 11/15/30	60,000	56,260
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	262,343	253,767
Hyundai Auto Receivables Trust 3.72% 11/16/26	425,000	413,939
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	187,444	185,262
TOTAL ASSET-BACKED SECURITIES (Cost $2,959,375)		2,825,621

Commercial Mortgage Securities - 1.3%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	238,488	228,369
Series 2020-BN25 Class A5, 2.649% 1/15/63	240,000	204,081
Series 2020-BN28 Class A4, 1.844% 3/15/63	380,000	300,262
Series 2021-BN35 Class A5, 2.285% 6/15/64	700,000	562,129
Series 2022-BNK41 Class A4, 3.9163% 4/15/65 (b)	950,000	861,465
BBCMS Mortgage Trust sequential payer:
Series 2021-C10 Class A5, 2.492% 7/15/54	450,000	370,021
Series 2021-C11 Class A5, 2.322% 9/15/54	450,000	361,403
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	350,000	279,167
Series 2021-B24 Class A5, 2.5843% 3/15/54	450,000	372,467
Series 2019-B12 Class A5, 3.1156% 8/15/52	235,000	207,932
Series 2019-B9 Class A5, 4.0156% 3/15/52	160,000	150,065
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	500,000	470,907
Series 2016-C1 Class A4, 3.209% 5/10/49	480,000	444,829
Series 2018-B2 Class A4, 4.009% 3/10/51	250,000	234,493
COMM Mortgage Trust Series 2013-CR6 Class A4, 3.101% 3/10/46	117,586	117,229
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	169,548
Class A5, 3.0161% 9/15/52	200,000	171,336
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	330,000	309,291
Series 2020-K104 Class A2, 2.253% 1/25/30	760,000	661,851
Series 2020-K116 Class A2, 1.378% 7/25/30	640,000	514,294
Series 2020-K117 Class A2, 1.406% 8/25/30	710,000	570,166
Series 2020-K118 Class A2, 1.493% 9/25/30	430,000	347,100
Series 2020-K121 Class A2, 1.547% 10/25/30	70,000	56,521
Series 2021-K125 Class A2, 1.846% 1/25/31	450,000	370,627
Series 2021-K126 Class A2, 2.074% 1/25/31	180,000	151,101
Series 2021-K128 Class A2, 2.02% 3/25/31	540,000	450,705
Series 2021-K129 Class A2, 1.914% 5/25/31	540,000	445,704
Series 2021-K130 Class A2, 1.723% 6/25/31	650,000	526,293
Series 2021-K136 Class A2, 2.127% 11/25/31	1,090,000	904,929
Series 2022-K145 Class A2, 2.58% 6/25/55	2,500,000	2,144,757
Series 2017-K064 Class A2, 3.224% 3/25/27	250,000	238,270
Series 2017-K068 Class A2, 3.244% 8/25/27	570,000	542,670
Series 2017-K727 Class A2, 2.946% 7/25/24	51,881	50,319
Series 2018-K730 Class A2, 3.59% 1/25/25	48,285	47,072
Series 2019-K094 Class A2, 2.903% 6/25/29	430,000	393,663
Series 2019-K1510 Class A2, 3.718% 1/25/31	165,000	155,608
Series 2021-K123 Class A2, 1.621% 12/25/30	540,000	437,825
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	231,727	220,868
Series 2020-GC45 Class A5, 2.9106% 2/13/53	300,000	256,431
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	50,000	48,353
Series 2014-C24 Class A5, 3.6385% 11/15/47	400,000	383,282
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	500,000	398,252
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	150,000	126,284
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	350,000	314,184
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	172,696
Series 2019-C54 Class A4, 3.146% 12/15/52	500,000	436,499
Series 2018-C48 Class A5, 4.302% 1/15/52	240,000	227,494
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	135,000	114,213
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $20,402,164)		17,523,025

Municipal Securities - 0.4%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	170,000	206,845
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	55,000	63,022
Series 2010 S1, 7.043% 4/1/50	55,000	69,152
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	160,000	205,606
Series 2010, 7.6% 11/1/40	350,000	456,203
Series 2018, 3.5% 4/1/28	175,000	166,436
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	280,000	188,356
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2021 A, 3.204% 1/15/51	150,000	105,158
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	300,000	341,157
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	300,000	203,150
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	20,000	15,000
Series 2021 C, 2.843% 11/1/46	250,000	179,358
Series 2022 A, 4.507% 11/1/51	100,000	89,793
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	112,000	89,452
3.293% 6/1/42	60,000	44,730
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	75,000	52,362
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	750,000	722,975
Series 2010-3, 7.35% 7/1/35	92,857	98,574
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	140,000	132,568
Los Angeles Dept. of Aiports (Consolidated Rental Car Facility Proj.) Series 2022 A, 4.242% 5/15/48 (Assured Guaranty Muni. Corp. Insured)	300,000	257,143
Massachusetts Gen. Oblig. Series 2009 E, 5.456% 12/1/39	145,000	152,425
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2019 B, 3.395% 10/15/40	250,000	198,861
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	300,000	223,636
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	100,000	72,029
New Jersey Tpk. Auth. Tpk. Rev. Series 2010 A, 7.102% 1/1/41	140,000	171,204
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	30,000	24,903
4.131% 6/15/42	30,000	24,186
New York Metropolitan Trans. Auth. Rev. Series 2010 E, 6.814% 11/15/40	130,000	140,657
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	300,000	222,401
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	70,000	69,870
Series 225, 3.175% 7/15/60	300,000	200,928
Texas Gen. Oblig. Series 2015 C, 3.738% 10/1/31	190,000	178,275
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	150,000	101,801
3.256% 5/15/60	150,000	101,324
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51	210,000	139,830
TOTAL MUNICIPAL SECURITIES (Cost $7,283,105)		5,709,370

Foreign Government and Government Agency Obligations - 1.3%
	Principal Amount (a)	Value ($)
Alberta Province:
1% 5/20/25	260,000	239,465
2.95% 1/23/24	120,000	117,462
3.3% 3/15/28	225,000	214,031
British Columbia Province 2.25% 6/2/26	350,000	326,659
Chilean Republic:
2.55% 7/27/33	530,000	423,735
3.125% 3/27/25	840,000	813,120
3.24% 2/6/28	200,000	187,038
3.625% 10/30/42	194,000	150,447
Export Development Canada 2.625% 2/21/24	500,000	487,135
Hungarian Republic:
5.375% 3/25/24	140,000	139,764
7.625% 3/29/41	60,000	65,149
Indonesian Republic:
2.85% 2/14/30	200,000	179,500
3.5% 2/14/50	400,000	299,500
4.35% 1/11/48	250,000	211,903
Israeli State:
3.25% 1/17/28	760,000	718,200
3.375% 1/15/50	275,000	209,563
4.5% 1/30/43	200,000	183,448
Italian Republic:
1.25% 2/17/26	1,161,000	1,002,061
2.375% 10/17/24	400,000	374,761
3.875% 5/6/51	200,000	136,810
Korean Republic 2.75% 1/19/27	570,000	532,865
Manitoba Province 2.6% 4/16/24	870,000	846,066
Ontario Province:
1.125% 10/7/30	511,000	404,876
2.3% 6/15/26	70,000	65,018
2.5% 4/27/26	300,000	281,295
3.05% 1/29/24	100,000	98,023
Panamanian Republic:
3.16% 1/23/30	400,000	346,950
4.5% 4/16/50	400,000	308,200
6.4% 2/14/35	330,000	343,200
6.7% 1/26/36	240,000	254,670
Peruvian Republic:
1.862% 12/1/32	300,000	225,375
2.78% 12/1/60	70,000	42,263
3.55% 3/10/51	250,000	183,438
4.125% 8/25/27	250,000	243,750
6.55% 3/14/37	275,000	295,281
7.35% 7/21/25	430,000	454,188
Philippine Republic:
2.65% 12/10/45	610,000	408,767
3% 2/1/28	200,000	184,772
5.17% 10/13/27	1,200,000	1,222,632
6.375% 10/23/34	130,000	141,389
9.5% 2/2/30	70,000	87,158
Quebec Province:
2.5% 4/9/24	130,000	126,217
2.5% 4/20/26	590,000	555,485
2.75% 4/12/27	320,000	302,494
United Mexican States:
3.5% 2/12/34	1,226,000	1,021,871
4.6% 2/10/48	270,000	219,038
4.75% 4/27/32	200,000	193,000
5% 4/27/51	755,000	643,638
5.55% 1/21/45	250,000	233,250
6.05% 1/11/40	120,000	120,323
Uruguay Republic:
4.375% 10/27/27	140,000	141,680
4.975% 4/20/55	242,000	234,135
7.625% 3/21/36	130,000	166,400
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $20,351,189)		17,407,458

Supranational Obligations - 1.1%
	Principal Amount (a)	Value ($)
African Development Bank:
0.875% 7/22/26	200,000	176,229
3% 9/20/23	80,000	78,799
Asian Development Bank:
0.375% 9/3/25	700,000	628,415
0.75% 10/8/30	150,000	118,716
1.5% 10/18/24	200,000	189,244
1.875% 1/24/30	1,139,000	993,804
2.5% 11/2/27	20,000	18,670
2.625% 1/30/24	430,000	420,317
Asian Infrastructure Investment Bank 0.25% 9/29/23	600,000	577,643
Council of Europe Development Bank 1.375% 2/27/25	2,279,000	2,138,265
European Bank for Reconstruction & Development 0.25% 7/10/23	906,000	881,264
European Investment Bank:
0.25% 9/15/23	1,623,000	1,567,503
0.75% 9/23/30	400,000	317,152
0.875% 5/17/30	80,000	64,833
1.25% 2/14/31	630,000	520,468
2% 12/15/22	118,000	117,900
2.25% 6/24/24	210,000	202,970
3.125% 12/14/23	110,000	108,307
Inter-American Development Bank:
0.625% 7/15/25	140,000	127,583
0.875% 4/20/26	400,000	359,144
1.5% 1/13/27	1,000,000	905,228
4.375% 1/24/44	190,000	190,842
International Bank for Reconstruction & Development:
0.375% 7/28/25	350,000	316,531
0.5% 10/28/25	364,000	327,536
0.75% 8/26/30	1,433,000	1,135,294
0.875% 5/14/30	134,000	108,046
1.5% 8/28/24	90,000	85,476
1.625% 1/15/25	110,000	104,135
1.875% 10/27/26	320,000	293,969
2.5% 3/19/24	300,000	291,954
2.5% 3/29/32	530,000	473,088
International Finance Corp.:
0.375% 7/16/25	160,000	144,970
0.75% 8/27/30	100,000	79,485
2.875% 7/31/23	39,000	38,508
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $15,608,103)		14,102,288

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Citizens Bank NA:
2.25% 4/28/25	250,000	232,696
3.75% 2/18/26	250,000	239,598
Discover Bank:
2.7% 2/6/30	500,000	397,729
3.35% 2/6/23	250,000	249,193
TOTAL BANK NOTES (Cost $1,256,090)		1,119,216

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (f) (Cost $5,757,363)	5,756,212	5,757,363

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $1,522,824,675)	1,347,614,896
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(12,214,508)
NET ASSETS - 100.0%	1,335,400,388

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,896,910 or 0.4% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	7,345,963	68,744,019	70,332,619	26,750	-	-	5,757,363	0.0%
Total	7,345,963	68,744,019	70,332,619	26,750	-	-	5,757,363

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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